Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

      This supplement amends the Statement of Additional Information ("SAI")
of each of the above referenced Funds as described below and is in addition to any existing supplements of the Funds.

1.    The second paragraph for each SAI, except for Cash Reserves and Money
Market Fund, Inc., under "Brokerage Policies of the Fund - Brokerage
Provisions of the Investment Advisory Agreement" is deleted and replaced by the following paragraphs:

           Under the investment advisory agreement, in choosing
           brokers to execute portfolio transactions for the Fund,
           the Manager may select brokers (other than affiliates)
           that provide brokerage and/or research services to the
           Fund and/or the other accounts over which the Manager
           or its affiliates have investment discretion.  The
           concessions paid to those brokers may be higher than
           another qualified broker would charge, if the Manager
           makes a good faith determination that the concession is
           fair and reasonable in relation to the services
           provided.

           Subject to those considerations, as a factor in
           selecting brokers for the Fund's portfolio
           transactions, the investment advisory agreement also
           permits the Manager to consider sales of shares of the
           Fund and other investment companies for which the
           Manager or an affiliate serves as investment adviser.
           Notwithstanding that authority, and with the
           concurrence of the Fund's Board, the Manager has
           determined not to consider sales of shares of the Fund
           and other investment companies for which the Manager or
           an affiliate serves as investment adviser as a factor
           in selecting brokers for the Fund's portfolio
           transactions.  However, the Manager may continue to
           effect portfolio transactions through brokers who sell
           shares of the Fund.

2.    The paragraph under "Distribution and Service Plans - Distribution and
Service Plans", with the exception of Money Market Fund, beginning with the following sentence "Under the plans, the Manager and the
Distributor may make payments to affiliates and in their sole discretion,...." is deleted in its entirety and replaced with the following paragraphs:

           Under the Plans, the Manager and the Distributor may
           make payments to affiliates.  In their sole discretion,
           they may also from time to time make substantial
           payments from their own resources, which include the
           profits the Manager derives from the advisory fees it
           receives from the Fund, to compensate brokers, dealers,
           financial institutions and other intermediaries for
           providing distribution assistance and/or administrative
           services or that otherwise promote sales of the Fund's
           shares.  These payments, some of which may be referred
           to as "revenue sharing," may relate to the Fund's
           inclusion on a financial intermediary's preferred list
           of funds offered to its clients.

           Financial intermediaries, brokers and dealers may
           receive other payments from the Distributor or the
           Manager from their own resources in connection with the
           promotion and/or sale of shares of the Fund, including
           payments to defray expenses incurred in connection with
           educational seminars and meetings.  The Manager or
           Distributor may share expenses incurred by financial
           intermediaries in conducting training and educational
           meetings about aspects of the Fund for employees of the
           intermediaries or for hosting client seminars or
           meetings at which the Fund is discussed.  In their sole
           discretion, the Manager and/or the Distributor may
           increase or decrease the amount of payments they make
           from their own resources for these purposes.

3.    The fifth paragraph under "Distribution and Service Plans - Class B,
Class C and Class N Service and Distribution Plans" or under "Distribution
                                                    --------
and Service Plans - Class B, Class C (add "Class M" for Convertible
Securities Fund only) and Class N Service and Distribution Plan Fees" in each
SAI, for the Capital Preservation Fund, Convertible Securities Fund,
Developing Markets Fund, High Yield Fund, International Small Company Fund,
Main Street Opportunity Fund, Main Street Small Cap Fund, Quest Balanced
Fund, Quest Opportunity Value Fund, Small Cap Fund, Quest International Value
Fund and Select Value Fund is deleted and replaced by the following paragraph:

           Class B, Class C or Class N shares may not be purchased
           by an investor directly from the Distributor without
           the investor designating another broker-dealer of
           record.  If the investor no longer has another
           broker-dealer of record for an existing account, the
           Distributor is automatically designated as the
           broker-dealer of record, but solely for the purpose of
           acting as the investor's agent to purchase the shares.
           In those cases, the Distributor retains the asset-based
           sales charge paid on Class B, Class C and Class N
           shares, but does not retain any service fees as to the
           assets represented by that account.

4.    The second paragraph under "Distribution and Service Plans -
Class B, Class C and Class N Service and Distribution Plans" or
                                                             ---
under "Distribution and Service Plans - Class B, Class C and Class
-----
N Service and Distribution Plan Fees" for the Balanced Fund, Bond
Fund, Capital Appreciation Fund, Capital Income Fund, Champion
Income Fund, Discovery Fund, Disciplined Allocation Fund, Emerging
Growth Fund, Emerging Technologies Fund, Enterprise Fund, Equity
Fund, Inc., Global Fund, Global Opportunity Fund, Gold & Special
Minerals Fund, Growth Fund, International Bond Fund, International
Growth Fund, International Value Fund, Limited Term Government
Fund, Main Street Fund, MidCap Fund, Quest Capital Value Fund,
Inc., Quest Value Fund, Inc., Real Asset Fund, Real Estate Fund,
Strategic Income Fund, Total Return Bond Fund, U.S. Government
Trust and Value Fund is amended by deleting the last sentence and replacing it with the following:

           Class B, Class C or Class N shares may not be purchased
           by an investor directly from the Distributor without
           the investor designating another broker-dealer of
           record.  If the investor no longer has another
           broker-dealer of record for an existing account, the
           Distributor is automatically designated as the
           broker-dealer of record, but solely for the purpose of
           acting as the investor's agent to purchase the shares.
           In those cases, the Distributor retains the asset-based
           sales charge paid on Class B, Class C and Class N
           shares, but does not retain any service fees as to the
           assets represented by that account.

5.    The fifth paragraph under "Distribution and Service Plans - Class B and
Class C Service and Distribution Plans" or under "Distribution and Service
                                        --------
Plans - Class B and Class C Service and Distribution Plan Fees" for the
AMT-Free Municipals, AMT-Free New York Municipals, California Municipal Fund,
Cash Reserves, International Large-Cap Core Fund, Limited Term Municipal
Fund, New Jersey Municipal Fund, Pennsylvania Municipal Fund, Rochester
National Municipals and Senior Floating Rate Fund is deleted and replaced by the following paragraph:

           Class B or Class C shares may not be purchased by an
           investor directly from the Distributor without the
           investor designating another broker-dealer of record.
           If the investor no longer has another broker-dealer of
           record for an existing account, the Distributor is
           automatically designated as the broker-dealer of
           record, but solely for the purpose of acting as the
           investor's agent to purchase the shares.  In those
           cases, the Distributor retains the asset-based sales
           charge paid on Class B and Class C shares, but does not
           retain any service fees as to the assets represented by
           that account.

6.    The second paragraph under "Distribution and Service Plans -
Class B, and Class C Service and Distribution Plans" or under
                                                     --------
"Distribution and Service Plans - Class B and Class C Service and
Distribution Plan Fees" for the Limited Term California Municipal
Fund, Limited Term New York Municipal Fund and Rochester Fund
Municipals is amended by deleting the last sentence and replacing it with the following:

           Class B or Class C shares may not be purchased by an
           investor directly from the Distributor without the
           investor designating another broker-dealer of record.
           If the investor no longer has another broker-dealer of
           record for an existing account, the Distributor is
           automatically designated as the broker-dealer of
           record, but solely for the purpose of acting as the
           investor's agent to purchase the shares.  In those
           cases, the Distributor retains the asset-based sales
           charge paid on Class B and Class C shares, but does not
           retain any service fees as to the assets represented by
           that account.

7.    The following paragraph is added before the section titled
"AccountLink" under "How to Buy Shares", except for the Principal
Protected Main Street Fund and Principal Protected Main Street
Fund II:

           When you purchase shares of the Fund, your ownership
           interest in the shares of the Fund will be recorded as
           a book entry on the records of the Fund.  The Fund will
           not issue or re-register physical share certificates.

8.    The first paragraph under "About Your Account - How to Buy
Shares - Retirement Plans," with the exception of the following funds: AMT-Free Municipals, AMT-Free New York Municipals,
California Municipal Fund, Cash Reserves, Limited Term California
Municipal Fund, Limited Term Municipal Fund, Limited Term New York
Municipal Fund, Money Market Fund, Inc., New Jersey Municipal
Fund, Pennsylvania Municipal Fund, Principal Protected Main Street
Fund, Principal Protected Main Street Fund II, Rochester Fund
Municipals, Rochester National Municipals and Senior Floating Rate
Fund, is deleted and replaced with the following:

           Retirement Plans.  Certain types of retirement plans
           are entitled to purchase shares of the Fund without
           sales charges or at reduced sales charge rates, as
           described in an Appendix to this Statement of
           Additional Information.  Certain special sales charge
           arrangements described in that Appendix apply to
           retirement plans whose records are maintained on a
           daily valuation basis by Merrill Lynch Pierce Fenner &
           Smith, Inc. ("Merrill Lynch") or an independent record
           keeper that has a contract or special arrangement with
           Merrill Lynch.  If on the date the plan sponsor signed
           the Merrill Lynch record keeping service agreement the
           plan has less than $1 million in assets invested in
           applicable investments (other than assets invested in
           money market funds), then the retirement plan may
           purchase only Class C shares of the Oppenheimer funds.
           If on the date the plan sponsor signed the Merrill
           Lynch record keeping service agreement the plan has $1
           million or more in assets but less than $5 million in
           assets invested in applicable investments (other than
           assets invested in money market funds), then the
           retirement plan may purchase only Class N shares of the
           Oppenheimer funds.  If on the date the plan sponsor
           signed the Merrill Lynch record keeping service
           agreement the plan has $5 million or more in assets
           invested in applicable investments (other than assets
           invested in money market funds), then the retirement
           plan may purchase only Class A shares of the
           Oppenheimer funds.

9.    The last paragraph under "About Your Account - How to Buy
Shares - Classes of Shares" with the exception of Cash Reserves,
Money Market Fund, Inc., Principal Protected Main Street Fund,
Principal Protected Main Street Fund II and Senior Floating Rate
Fund, is deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount
           greater than $250,000 to purchase Class B shares or
           more than $1 million to purchase Class C shares on
           behalf of a single investor (not including dealer
           "street name" or omnibus accounts).  Effective July 15,
           2004, the Distributor will not accept an order in an
           amount greater than $100,000 to purchase Class B shares
           on behalf of a single investor (not including dealer
           "street name" or omnibus accounts).

10.   For Cash Reserves the last paragraph under "How to Buy
Shares - Classes of Shares - Alternative Sales Arrangements" is
deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount
           greater than $250,000 to purchase Class B shares or
           more than $1 million to purchase Class C shares on
           behalf of a single investor (not including dealer
           "street name" or omnibus accounts).  Effective July 15,
           2004, the Distributor will not accept an order in an
           amount greater than $100,000 to purchase Class B shares
           on behalf of a single investor (not including dealer
           "street name" or omnibus accounts).

11.   For the Senior Floating Rate Fund, the section titled "About
Your Account - Classes of Shares" is deleted in its entirety and replaced with the following paragraphs:

            Classes of Shares.  The Fund's multiple class
            structure is available because the Fund has obtained
            from the Securities and Exchange Commission an
            exemptive order (discussed in "Distribution Plans")
            permitting it to offer more than one class of shares.
            The availability of the Fund's share classes is
            contingent upon the continued availability of the
            relief under that order.

                  Each class of shares of the Fund represents an
            interest in the same portfolio of investments of the
            Fund.  However, each class has different shareholder
            privileges and features. The net income attributable
            to Class B or Class C shares and the dividends payable
            on Class B or Class C shares will be reduced by
            incremental expenses borne solely by that class.
            Those expenses include the asset-based sales charges
            to which Class B and Class C shares are subject.

                  The availability of different classes of shares
            permits an investor to choose the method of purchasing
            shares that is more appropriate for the investor.
            That may depend on the amount of the purchase, the
            length of time the investor expects to hold shares,
            and other relevant circumstances.  Class A shares
            normally are sold subject to an initial sales charge.
            While Class B and Class C shares have no initial sales
            charge, the purpose of the early withdrawal charge and
            asset-based sales charge on Class B and Class C shares
            is the same as that of the initial sales charge on
            Class A shares -to compensate the Distributor and
            brokers, dealers and financial institutions that sell
            shares of the Fund.  A salesperson who is entitled to
            receive compensation from his or her firm for selling
            Fund shares may receive different levels of
            compensation for selling one class of shares rather
            than another.

            The Distributor will not accept an order in an amount
            greater than $250,000 to purchase Class B shares or
            more than $1 million to purchase Class C shares on
            behalf of a single investor (not including dealer
            "street name" or omnibus accounts).  Effective July 15,
            2004, the Distributor will not accept an order in an
            amount greater than $100,000 to purchase Class B
            shares on behalf of a single investor (not including
            dealer "street name" or omnibus accounts)

12.   The entire section under "About Your Account - How to Buy
Shares - Account Fees" with the exception of the Principal
Protected Main Street Fund and Principal Protected Main Street
Fund II, is deleted in its entirety and replaced with the
following:

            Fund Account Fees. As stated in the Prospectus, a $12
            annual "Minimum Balance Fee" is assessed on each Fund
            account with a share balance valued under $500. The
            Low Balance Fee is automatically deducted from each
            such Fund account on or about the second to last
            business day of September.

            Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares.
                     However, once all Class B shares held in the account
                     have been converted to Class A shares the new account
                     balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
                     Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,

                     Custom Plus, Recordkeeper Pro and Pension Alliance

                     Retirement Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the
                     date the fee is deducted.

            To access account documents electronically via eDocs Direct, please visit the Service Center on our website at
            www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
            ------------------------

         The Fund reserves the authority to modify Fund Account
         Fees in its discretion.

13.   The Appendix to each SAI, with the exception of Money Market
Fund, Inc., titled "OppenheimerFunds Special Sales Charge
Arrangements and Waivers" is amended by deleting the third bullet point under "Waivers of Class A Sales Charges of Oppenheimer Funds
- Waivers of Initial and Contingent Deferred Sales Charges in
Certain Transactions."

14.   The Appendix to each SAI, with the exception of Money Market
Fund, Inc., titled "OppenheimerFunds Special Sales Charge
Arrangements and Waivers" is amended by deleting the seventh bullet point under the section "Waivers of Class B, Class C and
Class N Sales Charges of Oppenheimer Funds - Waivers for
Redemptions in Certain Cases" and replacing it with the following bullet point:

o     Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement
            Plan sponsor and submitted more than 12 months after
            the Retirement Plan's first purchase of Class C
            shares, if the redemption proceeds are invested to
            purchase Class N shares of one or more Oppenheimer
            funds.

February 2, 2005                                                  PX0000.014

Oppenheimer Equity Fund, Inc.

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated February 24, 2004, revised February 2,
2005

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  February  24,  2004 as  supplemented.  It should be read together  with the  Prospectus,  which may be  obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver,  Colorado
80217, or by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it   from   the   OppenheimerFunds    Internet   website   at
www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

                                             76
A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

      The investment objective,  the principal investment policies and the main risks of the
Fund are described in the  Prospectus.  This  Statement of Additional  Information  contains supplemental  information  about those  policies and risks and the types of securities  that the Fund's investment Manager,  OppenheimerFunds,  Inc., can select for the Fund. Additional information is also provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's Investment  Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting  portfolio  securities will vary over time. The Fund is not required to use all of the  investment  techniques and strategies described  below  at all  times  in  seeking  its  goal.  It may  use  some  of the  special investment  techniques  and strategies at some times or not at all. The Fund does not invest in debt securities as part of its principal  investment  policies,  however such investments are part of the Fund's other investment strategies that it may use to seek its objective.

      In selecting securities for the Fund's portfolio,  the Manager evaluates the merits of securities  primarily  through the exercise of its own  investment  analysis.  That analysis includes a number of factors,  some of which are discussed in the Prospectus.  Additionally, the Manager may evaluate
      |_|   the strength of an issuer's management and the history of its operations,
      |_|   the  soundness  of its  financial  and  accounting  policies  and its  financial condition,
      |_|   the issuer's pending product developments and developments by competitors,
      |_|   the  effect of  general  market  conditions  on the  issuer's  business  and the prospects for the industry of which the issuer is a part, and
      |_|   legislative proposals that might affect the issuer.

      |X|  Investments  in Equity  Securities.  The Fund does not limit its  investments  in equity  securities to issuers having a market  capitalization  of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization  issuers. At
times,   the  Fund  may  focus  its  equity   investments  in  securities  of  one  or  more
capitalization  ranges,  based  upon  the  Manager's  judgment  of  where  the  best  market opportunities are to seek the Fund's  objective.  At times, the market may favor or disfavor
securities  of  issuers  of  a  particular   capitalization   range.   Securities  of  small
capitalization  issuers  may  be  subject  to  greater  price  volatility  in  general  than securities of larger  companies.  Therefore,  if the Fund is focusing on, or has substantial investments in, smaller capitalization  companies at times of market volatility,  the Fund's share  price  may  fluctuate  more  than that of funds  focusing  on  larger  capitalization issuers.

      |_|  Growth  Companies.   Growth  companies  are  those  companies  that  the  Manager believes  are entering  into a growth cycle in their  business,  with the  expectation  that their  stock will  increase in value.  They may be  established  companies  as well as newer companies in the development stage.

      Growth  companies may have a variety of  characteristics  that in the  Manager's  view define them as "growth" issuers.  They may be generating or applying new  technologies,  new or  improved  distribution  techniques  or new  services.  They may own or  develop  natural resources.  They may be  companies  that can  benefit  from  changing  consumer  demands  or lifestyles,  or companies  that have  projected  earnings in excess of the average for their sector or  industry.  In each  case,  they have  prospects  that the  Manager  believes  are favorable for the long term.  The portfolio  managers of the Fund look for growth  companies with strong,  capable  management,  sound  financial  and  accounting  policies,  successful product development and marketing and other factors.

      |_| Value  Investing.  In using a value  approach,  the  portfolio  managers  look for stock and other equity  securities  that appear to be  temporarily  undervalued,  by various measures,  such as  price/earnings  ratios.  This  approach is subject to change and may not necessarily be used in all cases.  Value  investing  seeks stocks having prices that are low in relation to their real worth or future prospects,  in the hope that the Fund will realize appreciation in the value of its holdings when other  investors  realize the intrinsic value of the stock.

      |_|  Convertible  Securities.  Convertible  securities  are debt  securities  that are convertible  into an issuer's  common stock.  Convertible  securities  rank senior to common stock in a  corporation's  capital  structure  and  therefore  are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible  security is a function of its  "investment  value" and its
"conversion  value." If the investment value exceeds the conversion value, the security will behave  more like a debt  security,  and the  security's  price will  likely  increase  when interest rates fall and decrease when interest  rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security.  In that case, it will  likely  sell at a premium  over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

      While some  convertible  securities are a form of debt security,  in certain cases the
Manager regards them more as "equity  equivalents" or "equity  substitutes" because of their conversion feature (allowing  conversion into common stock or other equity  securities).  In those  cases,  the  rating  assigned  to the  security  has  less  impact  on the  Manager's investment  decision than in the case of non-convertible  debt securities.  Convertible debt securities  are  subject  to  credit  risks  and  interest  rate  risks  described  below in
"Investments in Debt Securities."

      To  determine   whether   convertible   securities   should  be  regarded  as  "equity
equivalents," the Manager examines the following factors:

o     whether, at the option of the investor,  the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o     whether the issuer of the  convertible  securities has restated its earnings per share of common stock on a fully diluted basis  (considering  the effect of conversion of the convertible securities), and
o     the extent to which the convertible  security may be a defensive "equity  substitute,"
         providing  the  ability  to  participate  in any  appreciation  in the price of the issuer's common stock.

      |_|  Rights  and  Warrants.   Warrants   basically  are  options  to  purchase  equity
securities  at specific  prices  valid for a specific  period of time.  Their  prices do not necessarily  move parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally have a short duration and are distributed  directly by the issuer to its  shareholders.  Rights and warrants have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

      |_| Preferred  Stock.  Preferred  stock,  unlike common stock,  has a stated  dividend rate payable from the  corporation's  earnings.  Preferred stock dividends may be cumulative or non-cumulative,  participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid  dividends to be paid before  dividends  can be paid to the issuer's  common  stock.  "Participating"  preferred  stock may be  entitled  to a  dividend exceeding the stated dividend in certain cases.

      If  interest  rates  rise,  the  fixed  dividend  on  preferred  stocks  may  be  less attractive,  causing  the price of  preferred  stocks to decline.  Preferred  stock may have mandatory sinking fund provisions,  as well as provisions allowing the stock to be called or redeemed prior to its maturity,  which can have a negative  impact on the stock's price when interest rates decline.  Preferred stock generally has a preference over common stock on the distribution of a corporation's  assets in the event of liquidation of the corporation.  The rights  of  preferred  stock on  distribution  of a  corporation's  assets in the event of a liquidation are generally  subordinate to the rights  associated  with a corporation's  debt securities.

      |X|  Investments  in Debt  Securities.  The Fund can invest in bonds,  debentures  and other debt securities to seek income as part of its investment objective.  However, the Fund focuses on equity  securities,  such as stocks,  and it is not anticipated  that significant amounts of the Fund's assets will be invested in debt securities.

      |_| Interest  Rate Risk.  Interest  rate risk refers to the  fluctuations  in value of debt  securities  resulting  from the  inverse  relationship  between  price and yield.  For example,  an  increase  in general  interest  rates will tend to reduce the market  value of already-issued  debt  securities,  and a decline  in  general  interest  rates  will tend to increase their value. In addition,  debt securities  with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of debt securities  after the Fund buys them will not affect  the  interest  income  payable on those  securities  (unless  the  coupon  rate is a floating rate pegged to an index or other measure) . However,  those price fluctuations will be reflected in the valuations of the securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

      |_|  Credit  Risk.  Credit  risk  relates  to  the  ability  of the  issuer  of a debt security to meet  interest or principal  payments,  or both, as they become due. In general, lower-grade,  high-yield  bonds are  subject to  greater  credit  risk than  lower-yielding,
higher-quality  bonds.  The  Fund's  debt  investments  can  include   investment-grade  and
non-investment-grade  bonds (commonly referred to as "junk bonds"). In making investments in
debt  securities,   the  Manager  may  rely  to  some  extent  on  the  ratings  of  ratings organizations  or it may use its own  research to evaluate a  security's  credit-worthiness.
Investment-grade  bonds are bonds rated at least "Baa" by Moody's Investors  Service,  Inc., or at least  "BBB" by  Standard  & Poor's  Ratings  Service  or  Fitch,  Inc.,  or that have comparable ratings by another  nationally-recognized rating organization.  If the securities that  the  Fund  buys  are  unrated,  to be  considered  part  of  the  Fund's  holdings  of investment-grade  securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

      |_| Special Risks of  Lower-Grade  Securities.  While it is not  anticipated  that the
Fund will invest a substantial portion of its assets in debt securities,  the Fund can do so to seek current  income.  Because  lower-rated  securities  tend to offer higher yields than investment-grade  securities,  the Fund  may  invest  in  lower-grade  securities  to try to achieve higher income (and, in some cases,  the  appreciation  possibilities  of lower-grade securities may be a reason they are selected for the Fund's portfolio).

      The Fund can invest without limit in "lower-grade" debt securities.  However, the Fund does not currently  intend to invest a substantial  amount of its assets in lower-grade debt securities.  "Lower-grade"  debt  securities are those rated below  "investment  grade." The
Fund can  invest in  securities  rated as low as "C" or "D" or which are in  default  at the time the Fund buys them.

      Some of the special  credit  risks of  lower-grade  securities  are  discussed  in the
Prospectus.  There is a greater  risk that the issuer may default on its  obligation  to pay interest  or to  repay  principal  than in the  case  of  investment-grade  securities.  The issuer's low  creditworthiness  may increase the  potential for its  insolvency.  An overall decline  in values in the high yield bond  market is also more  likely  during a period of a general  economic  downturn.  An economic  downturn  or an increase in interest  rates could severely  disrupt  the  market  for high  yield  bonds,  adversely  affecting  the values of outstanding  bonds as well as the ability of issuers to pay interest or repay principal.  In the case of foreign  high yield bonds,  these risks are in addition to the special  risks of foreign  investing  discussed  in  the  Prospectus  and  in  this  Statement  of  Additional
Information.

      However,  the Fund's current  limitations on buying these  investments  may reduce the effect  of  those  risks  to the  Fund,  as will  the  Fund's  policy  of  diversifying  its investments.  Additionally,  to the extent they can be  converted  into  stock,  convertible securities  may be less  subject  to some of these  risks  than  non-convertible  high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities  rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch,  Inc.
are investment grade and are not regarded as junk bonds,  those securities may be subject to special risks and have some  speculative  characteristics.  Definitions of the debt security ratings  categories of Moody's,  Standard & Poors and Fitch, Inc. are included in Appendix A to this Statement of Additional Information.

      |_| U.S.  Government  Securities.  The Fund can buy securities issued or guaranteed by the U.S.  Government or its agencies and  instrumentalities.  Securities  issued by the U.S.
Treasury are backed by the full faith and credit of the U.S.  Government  and are subject to very little  credit  risk.  Obligations  of U.S.  Government  agencies or  instrumentalities
(including  mortgage-backed  securities)  may or may not be  guaranteed  or supported by the
"full  faith and  credit" of the United  States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury;  others, by discretionary authority of the U.S. government to purchase the agencies' obligations;  while others are supported only by the credit of the instrumentality.  If a  security  is not  backed by the full  faith and credit of the United
States,  the  owner  of the  security  must  look  principally  to the  agency  issuing  the obligation  for  repayment and might not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

      |_|   U.S. Treasury  Obligations.  These include Treasury bills (having  maturities of one year or less when issued),  Treasury notes (having maturities of from one to ten years), and Treasury  bonds (having  maturities  of more than ten years).  Treasury  securities  are backed by the full faith and credit of the United  States as to timely  payments of interest and repayments of principal.  Other U.S. Treasury  securities the Fund can buy include U. S.
Treasury  securities that have been "stripped" by a Federal Reserve Bank,  zero-coupon  U.S.
Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

      |_|   Treasury  Inflation-Protection  Securities. The Fund can buy these U.S. Treasury securities,  called  "TIPS," that are designed to provide an investment  vehicle that is not vulnerable to inflation.  The interest rate paid by TIPS is fixed. The principal value rises or falls  semi-annually based on changes in the published Consumer Price Index. If inflation occurs,  the principal and interest  payments on TIPS are adjusted to protect investors from inflationary  loss.  If  deflation  occurs,  the  principal  and interest  payments  will be adjusted downward, although the principal will not fall below its face amount at maturity.

      |_|   Obligations   Issued   or   Guaranteed   by   U.S.    Government   Agencies   or
Instrumentalities.  These include direct  obligations and mortgage  related  securities that have different levels of credit support from the government.  Some are supported by the full faith and credit of the U.S.  government,  such as Government National Mortgage  Association pass-through  mortgage  certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances,  such as Federal
National  Mortgage  Association  bonds  ("Fannie  Maes").  Others are supported  only by the credit of the entity  that  issued  them,  such as Federal  Home Loan  Mortgage  Corporation obligations ("Freddie Macs").

      |_|  Real  Estate  Investment  Trust  (REITs).  The  Fund may  invest  in real  estate investment  trusts, as well as real estate  development  companies and operating  companies.
It may also buy  shares of  companies  engaged in other real  estate  businesses.  REITs are trusts that sell shares to investors  and use the proceeds to invest in real estate.  A REIT may focus on a particular  project,  such as a shopping center or apartment complex,  or may buy many properties or properties located in a particular geographic region.

|X|   Portfolio Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its portfolio  securities  during its last fiscal year.  For example,  if a fund sold all of its  securities  during the year,  its  portfolio  turnover  rate would have been 100%.  The
Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the Fund may have a portfolio turnover rate of 100% or more.

      Increased  portfolio turnover may result in higher brokerage and transaction costs for the Fund,  which may  reduce its  overall  performance.  Additionally,  the  realization  of capital  gains from selling  portfolio  securities  may result in  distributions  of taxable capital gains to  shareholders,  since the Fund will normally  distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the Fund may from time to time use the types of investment  strategies and investments  described below. It is not required to use all of these strategies at all times and at times may not use them.

      |X|   Foreign  Securities.  The Fund may purchase equity and debt securities issued or guaranteed  by  foreign  companies  or  foreign  governments  or  their  agencies.  "Foreign securities"  include  equity and debt  securities of companies  organized  under the laws of countries other than the United States and debt securities of foreign governments.  They may be traded on foreign securities  exchanges or in the foreign  over-the-counter  markets. The debt obligations of a foreign government and its agencies and  instrumentalities  may or may not be supported by the full faith and credit of the foreign government.

      Securities of foreign issuers that are represented by American  Depository Receipts or that are  listed  on a U.S.  securities  exchange  or  traded  in the U.S.  over-the-counter markets are not considered  "foreign  securities"  for the purpose of the Fund's  investment allocations.  That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing  in  foreign   securities  offers  potential  benefits  not  available  from investing solely in securities of domestic  issuers.  They include the opportunity to invest in foreign issuers that appear to offer growth or income potential,  or in foreign countries with economic  policies or business  cycles  different  from those of the U.S., or to reduce fluctuations in portfolio value by taking  advantage of foreign  securities  markets that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special opportunities  for investing but also present special  additional  risks and  considerations not typically associated with investments in domestic  securities.  Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation  in value of  foreign  investments  due to changes  in  currency  rates or currency devaluation,  or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and  financial  reporting  standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the U.S.;
o     less  governmental  regulation of foreign  issuers,  securities  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks  of  delays  in  settlement  of  portfolio  transactions  or  loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation,  confiscatory  taxation,  political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S.  government  policies have discouraged certain investments abroad by
U.S.  investors,  through  taxation  or other  restrictions,  and it is  possible  that such restrictions could be re-imposed.

      |_| Special Risks of Emerging  Markets.  Emerging and  developing  markets  abroad may also offer special  opportunities  for investing but have greater risks than more  developed foreign markets, such as those in Europe,  Canada,  Australia,  New Zealand and Japan. There
may be even less liquidity in their  securities  markets,  and  settlements of purchases and sales of securities may be subject to additional  delays.  They are subject to greater risks of limitations on the  repatriation of income and profits  because of currency  restrictions imposed by local  governments.  Those  countries  may also be subject to the risk of greater political and economic  instability,  which can greatly  affect the  volatility of prices of securities  in those  countries.  The Manager will consider  these  factors when  evaluating securities in these markets.

|X|   Passive  Foreign  Investment  Companies.  Some  securities of  corporations  domiciled outside the U.S. which the Fund may purchase,  may be considered  passive foreign investment companies  ("PFICs")  under  U.S.  tax  laws.  PFICs are those  foreign  corporations  which generate  primarily  passive  income.  They  tend  to  be  growth  companies  or  "start-up"
companies.  For federal tax purposes,  a corporation  is deemed a PFIC if 75% or more of the foreign  corporation's  gross income for the income year is passive income or if 50% or more of its average  percent of assets (as defined by IRCss.1297(e))  held during the taxable year are assets that produce or are held to produce  passive  income.  Passive  income is further defined as any income to be considered  foreign  personal  holding company income within the subpart F provisions defined by IRCss.954.

      Investing  in  PFICs  involves  the  risks   associated   with  investing  in  foreign
securities,  as described above. There are also the risks that the Fund may not realize that a foreign  corporation  it invests in is a PFIC for federal tax  purposes.  Federal tax laws impose  severe tax penalties for failure to properly  report  investment  income from PFICs.
Following industry standards,  the Fund makes every effort to ensure compliance with federal tax  reporting  of these  investments.  PFICs  are  considered  foreign  securities  for the purposes of the Fund's  minimum  percentage  requirements  or  limitations  of  investing in foreign securities.

      Subject to the limits  under the  Investment  Company Act, the Fund may also invest in foreign  mutual  funds  which are also  deemed  PFICs  (since  nearly all of the income of a mutual  fund is  generally  passive  income).  Investing  in these  types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit,  all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing  their  proportionate  share of a fund's  expenses  (management fees and operating  expenses),  shareholders  will also indirectly bear similar  expenses of such entities.  Additional  risks of investing in other  investment  companies are described below under "Investment in Other Investment Companies."

|X|   Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed-interest  securities and "stripped"  securities.  Stripped  securities are debt securities whose interest coupons are separated from the security and sold  separately.  The Fund can buy the following  types of zero-coupon or stripped  securities,  among other: U.S. Treasury notes or bonds that have been  stripped of their  interest  coupons,  U.S.  Treasury  bills issued  without  interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon  securities do not make periodic  interest payments and are sold at a deep discount  from their face value.  The buyer  recognizes a rate of return  determined  by the gradual  appreciation  of the  security,  which is  redeemed  at face  value on a  specified maturity  date.  This discount  depends on the time  remaining  until  maturity,  as well as prevailing  interest  rates,  the  liquidity of the  security and the credit  quality of the issuer.  In the absence of threats to the issuer's  credit quality,  the discount  typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible,  in that they are zero-coupon  securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon  securities pay no interest and compound semi-annually at the rate fixed at the time of their  issuance,  their prices are  generally  more  volatile  than the prices of other debt securities.  Their value may fall more  dramatically  than the value of interest-bearing  securities when interest rates rise. When prevailing  interest rates fall, zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

      The  Fund's  investment  in  zero-coupon  securities  may cause the Fund to  recognize income and make  distributions  to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the
Fund may have to sell portfolio  securities  that it otherwise  might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   When-Issued  and   Delayed-Delivery   Transactions.   The  Fund  can  invest  in
securities   on  a   "when-issued"   basis  and  may  purchase  or  sell   securities  on  a
"delayed-delivery"   basis.  When-issued  and  delayed-delivery  are  terms  that  refer  to securities  whose  terms  and  indenture  have  been  created,  but the  securities  are not available for immediate delivery even though the market for them exists.

      When such  transactions  are  negotiated,  the price (which is generally  expressed in yield  terms) is fixed at the time the  commitment  is made.  Delivery  and  payment for the securities  take place at a later date.  The  securities are subject to change in value from market  fluctuations  during the period until settlement.  The value at delivery may be less than the purchase  price.  For example,  changes in interest rates in a direction other than that expected by the Manager before  settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement,  no payment is made by the Fund to the issuer,  and no interest  accrues to the Fund from the investment until it receives the security at settlement.

      The Fund may engage in when-issued  transactions to secure what the Manager  considers to be an advantageous price and yield at the time the Fund enters into the obligation.  When the Fund enters into a when-issued or delayed-delivery  transaction,  it relies on the other party to  complete  the  transaction.  Its  failure  to do so may cause the Fund to lose the opportunity  to  obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When the Fund engages in when-issued  and  delayed-delivery  transactions,  it does so for the purpose of acquiring or selling securities  consistent with its investment objective and policies or for delivery  pursuant to options contracts it has entered into, and not for the purpose of investment  leverage.  Although the Fund will enter into  delayed-delivery or when-issued  purchase  transactions  to acquire  securities,  it may dispose of a commitment prior to  settlement.  If the Fund chooses to dispose of the right to acquire a  when-issued security prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the  Fund  makes  the  commitment  to  purchase  or sell a  security  on a when-issued or delayed-delivery  basis, it records the transaction on its books and reflects the value of the security  purchased in  determining  the Fund's net asset value.  In a sale transaction,  it records the  proceeds to be received.  The Fund will  identify on its books liquid assets at least equal in value to the value of the Fund's purchase  commitments until the Fund pays for the investment.

      When issued and  delayed-delivery  transactions can be used by the Fund as a defensive technique to hedge against  anticipated  changes in interest rates and prices. For instance, in periods of rising  interest rates and falling  prices,  the Fund might sell securities in its portfolio on a forward  commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices,  the Fund might sell portfolio  securities  and  purchase  the same or similar  securities  on a  when-issued  or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X|   Participation  Interests.  The  Fund  may  invest  in  participation  interests, subject to the Fund's  limitation on investments in illiquid  investments.  A  participation interest is an undivided  interest in a loan made by the issuing  financial  institution  in the proportion that the buyer's  participation  interest bears to the total principal amount of the loan.  No more than 5% of the  Fund's net assets  can be  invested  in  participation interests of the same borrower.  The issuing  financial  institution  may have no obligation to the Fund  other  than to pay the Fund  the  proportionate  amount  of the  principal  and interest payments it receives.

      Participation  interests  are primarily  dependent  upon the  creditworthiness  of the borrowing corporation,  which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower may have difficulty  making  payments.  If a borrower fails to pay  scheduled  interest  or  principal  payments,  the  Fund  could  experience  a reduction  in its  income.  The value of that  participation  interest  might also  decline, which  could  affect the net asset  value of the Fund's  shares.  If the  issuing  financial institution  fails to perform its obligations under the  participation  agreement,  the Fund might incur costs and delays in  realizing  payment  and suffer a loss of  principal  and/or interest.

      |X|   Repurchase  Agreements.  The Fund can acquire  securities  subject to repurchase agreements.  It might do so for liquidity  purposes to meet anticipated  redemptions of Fund shares,  or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a  repurchase  transaction,  the Fund  buys a  security  from,  and  simultaneously resells it to, an approved  vendor for delivery on an  agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest rate effective  for the period  during  which the  repurchase  agreement  is in effect.  Approved vendors include U.S.  commercial  banks,  U.S.  branches of foreign banks, or broker-dealers that have been  designated  as primary  dealers  in  government  securities.  They must meet credit requirements set by the Manager from time to time.

      The majority of these  transactions run from day to day, and delivery  pursuant to the resale  typically  occurs  within one to five days of the  purchase.  Repurchase  agreements having a maturity  beyond  seven days are subject to the Fund's  limits on holding  illiquid investments.  The Fund will not enter into a repurchase  agreement that causes more than 10%
of its net assets to be subject to  repurchase  agreements  having a maturity  beyond  seven days.  There is no limit on the  amount of the  Fund's  net  assets  that may be  subject to repurchase agreements having maturities of seven days or less for defensive purposes.

      Repurchase  agreements,  considered  "loans"  under the  Investment  Company  Act, are collateralized by the underlying  security.  The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the value of the collateral must equal or exceed  the  repurchase  price to fully  collateralize  the  repayment  obligation.
However,  if the vendor  fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the collateral  and may experience  losses if there is any delay in its ability to do so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive  Order issued by the Securities and Exchange  Commission (the
"SEC"), the Fund, along with other affiliated entities managed by the Manager,  may transfer uninvested  cash balances into one or more joint  repurchase  accounts.  These  balances are invested  in one or more  repurchase  agreements,  secured  by U.S.  government  securities.
Securities that are pledged as collateral for repurchase  agreements are held by a custodian bank until the  agreements  mature.  Each joint  repurchase  arrangement  requires  that the market value of the  collateral be sufficient to cover  payments of interest and  principal;
however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid  and   Restricted   Securities.   Under  the  policies  and  procedures
established  by the Fund's  Board of  Directors,  the Manager  determines  the  liquidity of certain of the Fund's  illiquid or  restricted  investments.  To enable the Fund to sell its holdings of a restricted  security not registered under the Securities Act of 1933, the Fund may  have  to  cause  those  securities  to  be  registered.  The  expenses  of  registering restricted  securities  may be  negotiated  by the Fund with the issuer at the time the Fund buys the  securities.  When the Fund must  arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the  security and the time the  security is  registered  so that the Fund could sell
it. The Fund would bear the risks of any downward price fluctuation during that period.

      The  Fund  can  acquire  restricted  securities  through  private  placements.   Those
securities have  contractual  restrictions on their public resale.  Those  restrictions  may make it more  difficult to value them,  and might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted  securities,  as stated
in the  Prospectus.  Those  percentage  restrictions  do not limit  purchases of  restricted securities that are eligible for sale to qualified institutional  purchasers under Rule 144A of the Securities Act of 1933, if those  securities have been determined to be liquid by the
Manager under  Board-approved  guidelines.  Those  guidelines  take into account the trading activity for such securities and the  availability of reliable  pricing  information,  among other factors.

 If there is a lack of trading  interest  in a  particular  Rule 144A  security,  the Fund's holdings of that security may be considered to be illiquid.

      Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|   Loans of Portfolio  Securities.  The Fund can lend its  portfolio  securities to certain types of eligible  borrowers  approved by the Board of Directors.  It might do so to try to provide  income or to raise cash for liquidity  purposes.  These loans are limited to not  more  than  10% of the  value  of the  Fund's  net  assets.  There  are  some  risks in connection  with  securities  lending.  The  Fund  might  experience  a delay  in  receiving additional  collateral  to secure a loan,  or a delay in recovery of the loaned  securities.
The Fund  presently  does not  intend to lend its  securities,  but if it does so, it is not anticipated that loans will exceed 5% of the Fund's total assets.
      The Fund must receive  collateral  for a loan.  Under  current  applicable  regulatory requirements  (which are subject to change),  on each business day the loan  collateral must be at least  equal to the value of the loaned  securities.  It must  consist  of cash,  bank letters of credit,  securities of the U.S. government or its agencies or  instrumentalities, or other cash  equivalents  in which the Fund is permitted to invest.  To be  acceptable  as collateral,  letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the  demand  meets  the terms of the  letter.  The  terms of the  letter  of credit  and the issuing bank both must be satisfactory to the Fund.

      When it lends  securities,  the  Fund  receives  amounts  equal  to the  dividends  or interest on loaned  securities.  It also receives one or more of (a)  negotiated  loan fees,
(b) interest on  securities  used as  collateral,  and (c) interest on any  short-term  debt securities  purchased with such loan collateral.  Either type of interest may be shared with the borrower.  The Fund may also pay reasonable finder's,  custodian and administrative fees in connection  with these loans.  The terms of the Fund's loans must meet  applicable  tests under the Internal Revenue Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

      |X|   Interfund  Borrowing and Lending  Arrangements.  Consistent with its fundamental policies  and  pursuant  to an  exemptive  order  issued  by  the  Securities  and  Exchange
Commission (the "SEC"),  the Fund may engage in borrowing and lending  activities with other funds in the OppenheimerFunds complex.  Borrowing money from affiliated funds may afford the
Fund the  flexibility  to use the most  cost-effective  alternative to satisfy its borrowing requirements.  Lending  money to an  affiliated  fund may  allow the Fund to obtain a higher rate of return than it could from  interest  rates on  alternative  short-term  investments.
The interfund  lending  arrangement is consistent with applicable  regulatory  requirements, including the provisions of the SEC order.

o     Interfund  Borrowing.  The Fund will not borrow from affiliated funds unless the terms of the  borrowing  arrangement  are at least  as  favorable  as the  terms  the  Fund  could otherwise  negotiate with a third party.  To assure that the Fund will not be  disadvantaged by borrowing from an affiliated fund,  certain  safeguards have been  implemented.  Examples of these safeguards include the following:
o     the Fund will not borrow money from affiliated  funds unless the interest rate is more favorable than available bank loan rates;
o     the Fund's  borrowing  from  affiliated  funds must be consistent  with its investment objective and investment policies;
o     the  loan  rates  will be the  average  of the  overnight  repurchase  agreement  rate available through the OppenheimerFunds  joint repurchase agreement account and a
            pre-established   formula  based  on  quotations  from   independent   banks  to
            approximate  the lowest  interest rate at which bank loans would be available to the Fund;
o     if the Fund has outstanding  borrowings from all sources greater than 10% of its total assets, then the Fund must secure each additional  outstanding interfund loan by segregating liquid assets of the Fund as collateral;
o     the  Fund  cannot  borrow  from an  affiliated  fund in  excess  of 125% of its  total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided  with a report of all  interfund  loans and the Trustees will  monitor all such  borrowings  to ensure that the Fund's  participation  is appropriate.

      There is a risk that a borrowing  fund could have a loan  called on one days'  notice.
In that  circumstance,  the Fund might have to borrow from a bank at a higher  interest cost if money to lend were not available from another Oppenheimer fund.

o     Interfund  Lending.  To assure that the Fund will not be disadvantaged by making loans to affiliated funds, certain safeguards have been implemented.  Examples of these safeguards include the following:

o     the Fund will not lend money to  affiliated  funds  unless the  interest  rate on such loan is determined to be reasonable under the circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an  interfund  loan to any one  affiliated  fund shall not exceed 5% of the Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager will provide the Trustees  reports on all  interfund  loans  demonstrating that the Fund's  participation  is  appropriate  and that the loan is consistent with its investment objectives and policies.

      When the Fund lends  assets to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

      |X|   Derivatives.  The Fund can invest in a variety  of  derivative  investments  for income, for capital  appreciation or for hedging purposes.  Some derivative  investments the
Fund can use are the hedging  instruments  described  below in this  Statement of Additional
Information.

      The Fund can invest in  "index-linked"  notes.  Principal and/or interest  payments on these notes depend on the performance of an underlying  index.  Currency-indexed  securities
are   another   derivative   the  Fund  may  use.   Typically   these  are   short-term   or
intermediate-term  debt  securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.  dollar against one or more foreign currencies  or an index.  In some  cases,  these  securities  may pay an amount at  maturity based on a multiple of the amount of the  relative  currency  movements.  This type of index security  offers the potential for increased  income or principal  payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other  derivative  investments the Fund can use include "debt  exchangeable for common stock" of an issuer or "equity-linked  debt securities" of an issuer. At maturity,  the debt security is exchanged  for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.

      Both  alternatives  present a risk that the amount  payable at  maturity  will be less than the principal  amount of the debt because the price of the issuer's  common stock might not be as high as the Manager expected.

      |X|   Hedging.  The Fund can use  hedging to attempt to protect  against  declines  in the market value of the Fund's  portfolio,  to permit the Fund to retain unrealized gains in the  value  of  portfolio  securities  which  have  appreciated,  or to  facilitate  selling securities for investment reasons. To do so, the Fund could:

         |_|      sell futures contracts,
         |_|      buy puts on futures or on securities, or
|_|   write  covered  calls on  securities  or  futures.  Covered  calls can also be used to increase the Fund's income,  but the Manager does not expect to engage  extensively in that practice.

      The Fund might use  hedging to  establish  a position  in the  securities  market as a temporary  substitute for  purchasing  particular  securities.  In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position.  The Fund might also use this type of hedge to attempt to protect  against  the  possibility  that its portfolio  securities would not be fully included in a rise in value of the market. To do so the Fund could:

         |_|      buy futures, or
         |_|      buy calls on such futures or on securities.

      The Fund is not obligated to use hedging  instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The Fund's strategy of hedging with  futures and options on futures  will be  incidental  to the Fund's  activities  in the underlying cash market.  The particular  hedging  instruments the Fund can use are described below.  The Fund may employ new hedging  instruments and strategies when they are developed, if those  investment  methods are consistent  with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

            |_|  Futures.  The Fund can buy and sell  futures  contracts  that relate to (1)
broadly-based  stock  indices  (these are called "stock index  futures"),  (2) an individual stock  ("single stock  futures"),  (3) debt  securities  (these are referred to as "interest rate  futures"),  (4) other  broadly-based  securities  indices  (these are  referred  to as
"financial   futures"),   (5)  foreign   currencies  (these  are  referred  to  as  "forward
contracts"), or (6) commodities (these are referred to as "commodity futures").

      A broadly-based  stock index is used as the basis for trading stock index futures.  In some cases an index may be based on stocks of issuers in a  particular  industry or group of industries.  A stock index  assigns  relative  values to the common  stocks  included in the index and its  value  fluctuates  in  response  to the  changes  in value of the  underlying stocks.  A stock index cannot be purchased or sold directly.  Financial  futures are similar contracts  based on the future value of the basket of  securities  that  comprise the index.
These  contracts  obligate the seller to deliver,  and the purchaser to take, cash to settle the futures  transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.  Either party may also settle the  transaction  by entering into an offsetting contract.

      An interest  rate future  obligates  the seller to deliver (and the purchaser to take)
cash or a specified  type of debt security to settle the futures  transaction.  Either party could  also  enter into an  offsetting  contract  to close out the  position.  Similarly,  a single stock future  obligates  the seller to deliver (and the  purchaser to take) cash or a specified equity security to settle the futures  transaction.  Either party could also enter into an  offsetting  contract to close out the  position.  Single stock  futures  trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.
      The Fund can invest a portion of its assets in commodity futures contracts.  Commodity futures may be based upon commodities within five main commodity groups:  (1) energy,  which includes crude oil,  natural gas,  gasoline and heating oil; (2)  livestock,  which includes cattle and hogs; (3) agriculture,  which includes wheat,  corn,  soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc; and (5) precious metals,  which includes gold,  platinum and silver.  The Fund may purchase and sell commodity futures contracts,  options on futures contracts and options and futures on  commodity  indices  with  respect to these  five main  commodity  groups and the individual commodities within each group, as well as other types of commodities.

      No payment is paid or received by the Fund on the  purchase or sale of a future.  Upon entering into a futures transaction,  the Fund will be required to deposit an initial margin payment  with the  futures  commission  merchant  (the  "futures  broker").  Initial  margin payments will be deposited with the Fund's  custodian  bank in an account  registered in the futures  broker's  name.  However,  the futures  broker can gain access to that account only under  specified  conditions.  As the future is marked to market  (that is, its value on the
Fund's  books is  changed)  to  reflect  changes  in its  market  value,  subsequent  margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final  determination of variation margin is made and any  additional  cash must be paid by or released  to the Fund.  Any loss or gain  on the  future  is  then  realized  by the  Fund  for  tax  purposes.  All  futures transactions,  except forward  contracts,  are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

      |_| Put and Call  Options.  The Fund can buy and  sell  certain  kinds of put  options
("puts")  and  call  options  ("calls").  The  Fund  can buy and  sell  exchange-traded  and over-the-counter  put  and  call  options,  including  index  options,  securities  options, currency options,  commodities  options, and options on the other types of futures described above.

      |_| Writing  Covered Call  Options.  The Fund can write (that is, sell) calls.  If the
Fund sells a call  option,  it must be  covered.  That means the Fund must own the  security subject to the call while the call is outstanding,  or, for certain types of calls, the call may be covered by  segregating  liquid assets to enable the Fund to satisfy its  obligations if the call is  exercised.  Up to 25% of the Fund's total assets may be subject to calls the
Fund writes.

      When the Fund  writes a call,  it receives  cash (a  premium).  In writing  calls on a security,  the Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security  during the call period at a fixed  exercise  price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The  exercise  price may differ from the market price of the  underlying  security.
The Fund has the risk of loss that the price of the  underlying  security may decline during the call  period.  That risk may be offset to some extent by the premium the Fund  receives.
If the value of the  investment  does not rise above the call  price,  it is likely that the call will lapse without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it also receives a premium.  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the  difference  between the closing price of the call and the exercise  price,  multiplied  by a specified  multiple that  determines the total value of the call for each point of  difference.  If the value of the  underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities  depository  acting for the custodian bank, will act as the  Fund's  escrow  agent,  through  the  facilities  of the  Options  Clearing
Corporation  ("OCC"),  as to the  investments  on which the Fund has written calls traded on exchanges  or as to other  acceptable  escrow  securities.  In that way,  no margin  will be required for such  transactions.  OCC will release the  securities on the  expiration of the option or when the Fund enters into a closing transaction.

      When the Fund  writes  an  over-the-counter  ("OTC")  option,  it will  enter  into an arrangement with a primary U.S. government  securities dealer which will establish a formula price at which the Fund will have the  absolute  right to  repurchase  that OTC option.  The formula price will generally be based on a multiple of the premium  received for the option, plus the amount by which the option is exercisable  below the market price of the underlying security  (that is, the option is "in the  money").  When the Fund writes an OTC option,  it will treat as illiquid (for purposes of its restriction on holding illiquid  securities) the mark-to-market  value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the  Fund may  purchase  a corresponding  call in a  "closing  purchase  transaction."  The Fund  will  then  realize a profit or loss,  depending  upon  whether  the net of the amount of the  option  transaction costs and the premium  received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the underlying security and the premium it  received  when it wrote the call.  Any such  profits are  considered  short-term capital  gains for federal  income tax purposes,  as are the premiums on lapsed calls.  When distributed  by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also  write  calls on a  futures  contract  without  owning  the  futures contract or securities  deliverable  under the  contract.  To do so, at the time the call is written,  the Fund must cover the call by segregating an equivalent  dollar amount of liquid assets on its books. The Fund will identify  additional  liquid assets on its books to cover the call if the value of the identified  assets drops below 100% of the current value of the future.  Because  of this  segregation  requirement,  in no  circumstances  would the Fund's receipt  of an  exercise  notice as to that  future  require  the Fund to  deliver a futures contract.  It would simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

      |_| Writing Put  Options.  The Fund can sell put options.  A put option on  securities gives the purchaser the right to sell,  and the writer the obligation to buy, the underlying investment  at the  exercise  price during the option  period.  The Fund will not write puts if, as a result,  more than 50% of the Fund's net assets would be required to be  segregated to cover such put options.

      If the Fund writes a put, the put must be covered by  segregated  liquid  assets.  The premium the Fund  receives from writing a put  represents a profit,  as long as the price of the  underlying  investment  remains  equal  to or  above  the  exercise  price  of the put.
However,  the  Fund  also  assumes  the  obligation  during  the  option  period  to buy the underlying  investment from the buyer of the put at the exercise price, even if the value of the  investment  falls  below the  exercise  price.  If a put the Fund has  written  expires unexercised,  the Fund  realizes a gain in the amount of the  premium  less the  transaction costs  incurred.  If the put is exercised,  the Fund must fulfill its obligation to purchase the underlying  investment at the exercise price.  That price will usually exceed the market value of the  investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be equal to the sum of the sale  price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put  option on a  security,  to secure its  obligation  to pay for the underlying  security the Fund will identify on its books liquid assets with a value equal to or  greater  than  the  exercise  price of the  underlying  securities.  The Fund  therefore forgoes the  opportunity of investing the  identified  assets or writing calls against those assets.

      As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That  notice  will require the Fund to take  delivery of the  underlying  security and pay the exercise  price.
The Fund has no control  over when it may be required to purchase the  underlying  security, since it may be  assigned  an exercise  notice at any time prior to the  termination  of its obligation  as the writer of the put.  That  obligation  terminates  upon  expiration of the put. It may also  terminate  if, before it receives an exercise  notice,  the Fund effects a closing  purchase  transaction  by purchasing a put of the same series as it sold.  Once the
Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing  purchase  transaction  to realize a profit on an outstanding  put option it has written or to prevent the  underlying  security from being put.  Effecting a closing  purchase  transaction  will also permit the Fund to write another put option on the  security,  or to sell the security and use the proceeds from the sale for other  investments.  The  Fund  will  realize  a  profit  or loss  from a  closing  purchase transaction  depending  on  whether  the cost of the  transaction  is less or more  than the premium  received from writing the put option.  Any profits from writing puts are considered short-term  capital gains for federal tax purposes,  and when  distributed  by the Fund, are taxable as ordinary income.

      |_|  Purchasing  Calls and Puts.  The Fund can purchase  calls to protect  against the possibility  that the Fund's  portfolio will not  participate in an anticipated  rise in the
securities  market.   When  the  Fund  buys  a  call  (other  than  in  a  closing  purchase transaction),  it pays a  premium.  The  Fund  then  has  the  right  to buy the  underlying investment  from a seller of a  corresponding  call on the same  investment  during the call period at a fixed  exercise  price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the
Fund  exercises  the call. If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The  Fund can buy  puts  whether  or not it holds  the  underlying  investment  in its portfolio.  When the Fund  purchases  a put,  it pays a  premium  and,  except as to puts on indices,  has  the  right  to sell  the  underlying  investment  to a  seller  of a put on a corresponding  investment  during the put period at a fixed exercise price.  Buying a put on securities  or futures the Fund owns  enables the Fund to attempt to protect  itself  during the put  period  against  a  decline  in the value of the  underlying  investment  below the exercise price by selling the  underlying  investment at the exercise price to a seller of a corresponding  put. If the market price of the  underlying  investment  is equal to or above the  exercise  price and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the  underlying  investment.  However,  the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

    Buying a put on an  investment  the  Fund  does  not own  (such  as an index or  future)
permits the Fund to resell the put or to buy the  underlying  investment  and sell it at the exercise  price.  The  resale  price  will vary  inversely  to the  price of the  underlying investment.  If the market price of the  underlying  investment is above the exercise  price and, as a result, the put is not exercised,  the put will become worthless on its expiration date.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but settlement  is in cash rather than by delivery  of the  underlying  investment  to the Fund.
Gain or loss  depends on changes in the index in question  (and thus on price  movements  in the securities market generally) rather than on price movements in individual  securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      |_|  Buying and  Selling  Options  on  Foreign  Currencies.  The Fund can buy and sell calls  and  puts on  foreign  currencies.  They  include  puts  and  calls  that  trade on a securities  or  commodities  exchange  or in the  over-the-counter  markets or are quoted by major  recognized  dealers in such  options.  The Fund could use these calls and puts to try to protect against  declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager  anticipates a rise in the dollar value of a foreign  currency in which securities to be acquired are  denominated,  the increased  cost of those  securities may be partially  offset by  purchasing  calls or writing  puts on that  foreign  currency.  If the
Manager anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could  fluctuate  in a  direction  adverse to the Fund's  position.  The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund  writes  on a  foreign  currency  is  "covered"  if the Fund  owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash  consideration  (or it can do so for additional  cash  consideration  held in a segregated  account by its  custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a  foreign  currency  to  provide  a hedge  against a decline  in the U.S.  dollar  value of a  security  which  the Fund owns or has the right to acquire and which is denominated in the currency  underlying the option.  That decline might be one that occurs due to an expected  adverse  change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund  covers  the  option by identifying  on its books  liquid  assets in an amount  equal to the  exercise  price of the option.

      |_|  Risks of  Hedging  with  Options  and  Futures.  The use of  hedging  instruments requires special skills and knowledge of investment  techniques that are different than what is required for normal  portfolio  management.  If the Manager uses a hedging  instrument at the wrong time or judges market conditions  incorrectly,  hedging  strategies may reduce the
Fund's  return.  The Fund could also  experience  losses if the  prices of its  futures  and options positions were not correlated with its other
investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and brokerage commissions.  The exercise of calls written by the Fund might cause the Fund to sell related portfolio  securities,  thus  increasing its turnover rate. The exercise by the Fund of puts
on  securities  will  cause  the  sale  of  underlying  investments,   increasing  portfolio
turnover.  Although  the  decision  whether to  exercise a put it holds is within the Fund's control,  holding a put might  cause the Fund to sell the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection with the exercise of a call or put.  Those  commissions  could be higher on a relative  basis than the  commissions for direct purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options  offer large  amounts of leverage.  The leverage  offered by trading in options could  result in the Fund's net asset value being more  sensitive to changes in the value of the underlying investment.

      If a  covered  call  written  by the  Fund is  exercised  on an  investment  that  has increased in value,  the Fund will be required to sell the investment at the call price.  It will not be able to realize any profit if the  investment  has  increased in value above the call price.

      An option position may be closed out only on a market that provides  secondary trading for options of the same series,  and there is no assurance  that a liquid  secondary  market will  exist for any  particular  option.  The Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using  short  hedging by  selling  futures  or  purchasing  puts on broadly-based  indices or futures to attempt to protect against declines in the value of the
Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable index  will  correlate  imperfectly  with the  behavior  of the cash  prices  of the  Fund's securities.  For example,  it is possible  that while the Fund has used hedging  instruments in a short  hedge,  the market  might  advance and the value of the  securities  held in the
Fund's portfolio might decline.  If that occurred,  the Fund would lose money on the hedging instruments  and  also  experience  a  decline  in the  value of its  portfolio  securities.
However,  while this could  occur for a very brief  period or to a very small  degree,  over time the  value of a  diversified  portfolio  of  securities  will  tend to move in the same direction as the indices upon which the hedging instruments are based.

      The  risk  of  imperfect  correlation  increases  as the  composition  of  the  Fund's portfolio  diverges from the securities  included in the applicable index. To compensate for the  imperfect  correlation  of movements  in the price of the  portfolio  securities  being hedged and  movements  in the price of the hedging  instruments,  the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It  might  do so if the  historical  volatility  of  the  prices  of the  portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between  prices in the cash and futures  markets are subject to distortions,  due to differences in the nature of those markets.  First, all participants in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional  margin  deposit  requirements,  investors may close  futures  contracts through  offsetting  transactions  which could distort the normal  relationship  between the cash  and  futures  markets.  Second,  the  liquidity  of  the  futures  market  depends  on participants  entering into offsetting  transactions  rather than making or taking delivery.
To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit  requirements in the futures market are less onerous than margin requirements in the securities  markets.  Therefore,  increased  participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a  position  in the  securities markets as a temporary  substitute for the purchase of individual  securities (long hedging)
by buying futures and/or calls on such futures,  broadly-based indices or on securities.  It is  possible  that  when  the Fund  does so the  market  might  decline.  If the  Fund  then concludes  not to invest in  securities  because of concerns  that the market might  decline further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Forward  Contracts.  Forward  contracts are foreign currency  exchange  contracts.
They are used to buy or sell  foreign  currency for future  delivery at a fixed  price.  The
Fund uses them to "lock in" the U.S.  dollar  price of a security  denominated  in a foreign currency  that the Fund has  bought or sold,  or to protect  against  possible  losses  from changes  in the  relative  values of the U.S.  dollar and a foreign  currency.  The Fund may also use "cross-hedging"  where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.
      Under a forward  contract,  one party agrees to purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered  into.  These  contracts  are traded in the  inter-bank  market conducted  directly  among  currency  traders  (usually  large  commercial  banks) and their customers.

      The Fund may use forward  contracts  to protect  against  uncertainty  in the level of future  exchange  rates.  The use of  forward  contracts  does  not  eliminate  the  risk of fluctuations  in the  prices  of the  underlying  securities  the Fund  owns or  intends  to acquire,  but it does fix a rate of exchange  in advance.  Although  forward  contracts  may reduce  the risk of loss from a decline  in the value of the  hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When  the  Fund  enters  into a  contract  for the  purchase  or  sale  of a  security denominated in a foreign currency,  or when it anticipates  receiving dividend payments in a foreign  currency,  the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S.  dollar  equivalent  of the  dividend  payments.  To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency  involved in the  underlying  transaction,  in a fixed amount of U.S.  dollars per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an  adverse  change in the  currency  exchange  rates  during the period between  the date on which the  security  is  purchased  or sold or on which the  payment is declared, and the date on which the payments are made or received.

      The Fund  could  also  use  forward  contracts  to lock in the  U.S.  dollar  value of portfolio  positions.  This is  called a  "position  hedge."  When the  Fund  believes  that foreign currency might suffer a substantial  decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency  approximating  the value of some or all of the Fund's  portfolio  securities  denominated  in that foreign  currency.
When the Fund believes that the U.S.  dollar might suffer a  substantial  decline  against a foreign currency,  it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.

      Alternatively,  the Fund  could  enter  into a forward  contract  to sell a  different foreign  currency for a fixed U.S.  dollar amount if the Fund believes that the U.S.  dollar value of the  foreign  currency  to be sold  pursuant  to its  forward  contract  will  fall whenever  there is a decline in the U.S.  dollar  value of the  currency in which  portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying  on its books liquid assets having a value equal to the aggregate  amount of the Fund's  commitment  under forward  contracts.  The Fund  will not enter  into  forward  contracts  or  maintain  a net exposure to such contracts if the  consummation  of the contracts would obligate the Fund to deliver  an amount of  foreign  currency  in  excess  of the value of the  Fund's  portfolio securities  or other assets  denominated  in that  currency or another  currency that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio  securities or other  assets  denominated  in foreign  currencies  if the excess  amount is "covered" by liquid  securities  denominated  in any  currency.  The cover must be at least  equal at all times to the  amount  of that  excess.  As one  alternative,  the Fund may  purchase  a call option  permitting  the Fund to purchase  the amount of foreign  currency  being hedged by a forward  sale  contract  at a price no higher than the forward  contract  price.  As another alternative,  the Fund may purchase a put option  permitting  the Fund to sell the amount of foreign currency  subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

      The precise  matching  of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities denominated in foreign  currencies will change as a consequence of market movements  between the date the  forward  contract is entered  into and the date it is sold.  In some cases the
Manager  might  decide to sell the  security  and  deliver  foreign  currency  to settle the original  purchase  obligation.  If the market value of the security is less than the amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund might have to  purchase additional  foreign  currency on the "spot"  (that is,  cash)  market to settle the security trade. If the market value of the security  instead  exceeds the amount of foreign  currency the Fund is  obligated  to deliver  to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.  There will be additional transaction costs on the spot market in those cases.

      The projection of short-term  currency market  movements is extremely  difficult,  and the  successful  execution of a short-term  hedging  strategy is highly  uncertain.  Forward contracts  involve  the risk that  anticipated  currency  movements  will not be  accurately predicted,  causing  the Fund to sustain  losses on these  contracts  and to pay  additional transactions  costs.  The use of forward  contracts  in this manner  might reduce the Fund's performance if there are  unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or  before  the  maturity  of a  forward  contract  requiring  the  Fund  to sell a currency,  the Fund  might  sell a  portfolio  security  and use the sale  proceeds  to make delivery of the currency.  In the  alternative the Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second  contract.  Under that  contract  the Fund will  obtain,  on the same  maturity  date,  the same amount of the currency  that it is  obligated  to deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second  contract entitling it to sell the same amount of the same  currency on the maturity date of the first contract.  The Fund  would  realize  a gain or loss as a result  of  entering  into  such an offsetting forward contract under either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates  between the  currencies  involved  moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward  contracts  varies with  factors  such as the currencies  involved,  the length of the contract period and the market  conditions then prevailing.  Because  forward  contracts are usually  entered into on a principal  basis, no brokerage fees or  commissions  are involved.  Because these  contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty  under each forward contract.

      Although  the Fund  values  its  assets  daily in terms of U.S.  dollars,  it does not intend to convert its  holdings of foreign  currencies  into U.S.  dollars on a daily basis.
The Fund may convert  foreign  currency from time to time, and will incur costs in doing so.
Foreign exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between  the  prices  at which  they buy and sell  various currencies.  Thus, a dealer might offer to sell a foreign  currency to the Fund at one rate, while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      |_|  Interest  Rate Swap  Transactions.  The Fund can enter  into  interest  rate swap agreements.  In an interest rate swap,  the Fund and another party  exchange  their right to receive or their obligation to pay interest on a security.  For example, they might swap the right to receive  floating  rate payments for fixed rate  payments.  The Fund can enter into swaps only on  securities  that it owns.  It will not enter into swaps with  respect to more than 25% of its total assets.  Also, the Fund will segregate  liquid assets (such as cash or
U.S.  government  securities)  to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap  agreements  entail  both  interest  rate risk and credit  risk.  There is a risk that,  based on movements  of interest  rates in the future,  the payments  made by the Fund under a swap  agreement  will be greater than the  payments it received.  Credit risk arises from the possibility that the counterparty will default. If the counterparty  defaults,  the
Fund's loss will consist of the net amount of  contractual  interest  payments that the Fund has not yet received.  The Manager will monitor the  creditworthiness  of  counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap  transactions  with  certain  counterparties  pursuant to master netting  agreements.  A master netting agreement provides that all swaps done between the Fund and that  counterparty  shall be  regarded as parts of an  integral  agreement.  If amounts  are  payable on a  particular  date in the same  currency in respect of one or more swap  transactions,  the  amount  payable  on that  date in that  currency  shall be the net amount.  In addition,  the master  netting  agreement may provide that if one party defaults generally or on one swap, the  counterparty  can terminate all of the swaps with that party.
Under these  agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is calculated  by reference to the average cost of a  replacement  swap for each swap.  It is measured by the  mark-to-market  value at the time of the  termination  of each  swap.  The gains  and  losses on all  swaps  are then  netted,  and the  result is the counterparty's  gain or loss on  termination.  The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_|  Regulatory  Aspects of  Hedging  Instruments.  The  Commodities  Futures  Trading
Commission  (the  "CFTC")  recently  eliminated  limitations  on futures  trading by certain regulated entities including  registered  investment  companies and consequently  registered investment  companies  may engage in  unlimited  futures  transactions  and options  thereon provided that the Fund claims an exclusion  from  regulation as a commodity  pool  operator.
The Fund has claimed such an exclusion from  registration as a commodity pool operator under the  Commodity  Exchange Act  ("CEA").  The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines adopted by the Fund's investment advisor (as they may be amended from time to time),  and as otherwise  set forth in the Fund's  prospectus  or this  statement of additional information.

      Transactions  in options by the Fund are  subject to  limitations  established  by the option  exchanges.  The exchanges limit the maximum number of options that may be written or held by a single  investor or group of  investors  acting in  concert.  Those  limits  apply regardless  of whether  the  options  were  written or  purchased  on the same or  different exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be affected by options  written or held by other entities,  including  other  investment companies  having the same  advisor as the Fund (or an advisor  that is an  affiliate of the
Fund's  advisor).  The exchanges also impose  position  limits on futures  transactions.  An exchange may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments  in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain  Hedging  Instruments.  Certain foreign  currency  exchange contracts  in which the Fund may invest are treated as "Section  1256  contracts"  under the
Internal  Revenue Code. In general,  gains or losses  relating to Section 1256 contracts are characterized  as 60% long-term and 40%  short-term  capital gains or losses under the Code.
However,  foreign  currency  gains or losses  arising from Section 1256  contracts  that are forward  contracts  generally are treated as ordinary  income or loss. In addition,  Section
1256 contracts held by the Fund at the end of each taxable year are  "marked-to-market," and unrealized  gains or losses are treated as though they were realized.  These  contracts also may be marked-to-market  for purposes of determining the excise tax applicable to investment company  distributions  and for  other  purposes  under  rules  prescribed  pursuant  to the
Internal  Revenue  Code.  An election can be made by the Fund to exempt  those  transactions from this marked-to-market treatment.

      Certain  forward  contracts the Fund enters into may result in "straddles" for federal income tax  purposes.  The straddle  rules may affect the  character and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the disposition  of a position  making up a straddle is allowed only to the extent that the loss exceeds  any  unrecognized  gain  in  the  offsetting  positions  making  up  the  straddle.
Disallowed  loss is generally  allowed at the point where there is no  unrecognized  gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses  are  treated  as ordinary income or loss:

(1)   gains or losses  attributable to fluctuations in exchange rates that occur between the time the Fund accrues  interest or other  receivables or accrues  expenses or other liabilities  denominated  in a  foreign  currency  and the time  the Fund  actually collects such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to  fluctuations  in the  value of a  foreign  currency between  the  date of  acquisition  of a debt  security  denominated  in a  foreign currency or foreign currency forward contracts and the date of disposition.

      Currency  gains and losses are offset  against  market  gains and losses on each trade before  determining  a net "Section  988" gain or loss under the  Internal  Revenue Code for that  trade,  which may  increase  or decrease  the amount of the Fund's  investment  income available for distribution to its shareholders.

|X|   Temporary   Defensive  and  Interim   Investments.   The  Fund's  temporary  defensive
investments can include (i)  obligations  issued or guaranteed by the U.S.  government,  its agencies or  instrumentalities;  (ii) commercial  paper rated in the highest  category by an established rating  organization;  (iii) certificates of deposit or bankers'  acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing  securities that mature in one year or less (generally  known as "cash  equivalents");  (v) other  short-term corporate debt obligations; and (vi) repurchase agreements.

      |X|  Investment  in Other  Investment  Companies.  The Fund  can  also  invest  in the securities of other  investment  companies,  which can include  open-end  funds,  closed-end funds and unit investment trusts,  subject to the limits set forth in the Investment Company
Act of 1940 (the  "Investment  Company Act") that apply to those types of  investments.  For example,  the Fund can invest in  Exchange-Traded  Funds, which are typically open-end funds or unit  investment  trusts,  listed on a stock  exchange.  The Fund might do so as a way of gaining  exposure to the segments of the equity or fixed-income  markets  represented by the
Exchange-Traded  Funds'  portfolio,  at times  when  the  Fund may not be able to buy  those portfolio securities directly.

      Investing  in another  investment  company  may  involve  the  payment of  substantial premiums above the value of such investment  company's  portfolio  securities and is subject to  limitations  under the  Investment  Company  Act.  The Fund does not intend to invest in other investment  companies  unless the Manager believes that the potential  benefits of the investment  justify the payment of any premiums or sales  charges.  As a  shareholder  of an investment  company,  the Fund  would be  subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The Fund does not anticipate  investing a substantial  amount of its net assets in shares of other  investment companies.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies are those  policies that the Fund has  adopted to govern its  investments  that can be changed  only by the vote of a
"majority" of the Fund's outstanding  voting  securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the  shares  present  or  represented  by  proxy  at a  shareholder meeting,  if the  holders of more than 50% of the  outstanding  shares are  present or represented by proxy, or
      |_|  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy.  Other policies described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are  identified as such. The Fund's Board of Directors can change  non-fundamental  policies without shareholder  approval.  However,  significant changes to investment policies will be described in  supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental  Policies?  The following  investment restrictions are fundamental policies of the Fund.

      |_|   The Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75%
of the  Fund's  total  assets.  The limit  does not apply to  securities  issued by the U.S.
government or any of its agencies or  instrumentalities  or  securities of other  investment companies.

      |_|         The Fund cannot make loans except (a) through  lending of securities,  (b)
through the purchase of debt instruments or similar  evidence of  indebtedness,  (c) through an  inter-fund  lending  program  with other  affiliated  funds and (d)  through  repurchase agreements.

|_|   The Fund  cannot  invest  25% or more of its total  assets in any one  industry.  That limit  does not apply to  securities  issued or  guaranteed  by the U.S.  government  or its agencies and instrumentalities.

      |_| The Fund  cannot  borrow  money in  excess  of 33 1/3% of the  value of its  total assets.  The Fund may borrow only from banks and/or affiliated  investment  companies.  With respect to this  fundamental  policy,  the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

      |_|   The Fund cannot  invest in real estate or in interests in real estate.  However, the Fund can purchase securities of issuers holding real estate or interests in real estate.

      |_|   The Fund cannot invest in physical  commodities or physical commodity contracts.
However,  the Fund can buy and sell any of the hedging  instruments  permitted by any of its other policies. It can also buy and sell options,  futures,  securities or other instruments backed by physical  commodities or whose investment return is linked to changes in the price of physical commodities.

      |_|   The Fund cannot underwrite securities of other companies.  A permitted exception is in  case it is  deemed  to be an  underwriter  under  the  Securities  Act of  1933  when reselling any securities held in its own portfolio.

      |_|   The Fund cannot issue "senior  securities."  This  restriction does not prohibit the  Fund  from  borrowing  money  as  described  in the  Prospectus  or this  Statement  of
Additional  Information.   It  does  not  prohibit  the  Fund  from  entering  into  margin, collateral,  segregation or escrow arrangements,  or options,  futures, hedging transactions or from buying and selling other investments permitted by its other investment policies.

      Unless the  Prospectus  or this  Statement  of  Additional  Information  states that a percentage  restriction  applies on an ongoing  basis,  it applies only at the time the Fund makes  an  investment  (except  in  the  case  of  borrowing  and  investments  in  illiquid securities).  The Fund need not sell  securities to meet the percentage  limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's  policy not to  concentrate  its  investments  as described above,  the Fund has adopted the  industry  classifications  set forth in Appendix B to this
Statement of Additional Information.  This is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The  Fund is an  open-end,  diversified  management  investment company that was organized in 1944. Since 1979 the Fund has been a Maryland corporation.

      |X| Classes of Shares.  The Directors are authorized,  without  shareholder  approval, to create new series and classes of shares.  The Directors may  reclassify  unissued  shares of the Fund into  additional  series or classes of shares.  The Directors also may divide or combine  the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate  beneficial  interest of a  shareholder  in the Fund.  Shares do not have cumulative  voting  rights or  preemptive  or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares:  Class A, Class B, Class C, Class N and
Class Y. All classes invest in the same  investment  portfolio.  Only  retirement  plans may purchase Class N shares. Only certain institutional  investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and  each  share  of each  class  has one  vote at shareholder  meetings,  with fractional shares voting proportionally on matters submitted to the vote of  shareholders.  Each  share  of the  Fund  represents  an  interest  in the Fund proportionately equal to the interest of each other share of the same class.

      |X|  Meetings of  Shareholders.  Although  the Fund is not required by Maryland law to hold  annual  meetings,  it may hold  shareholder  meetings  from time to time on  important matters or when required to do so by the  Investment  Company Act or other  applicable  law.
The  shareholders  of the  Fund's  parent  corporation  have the right to call a meeting  to
remove  a  Director  or  to  take  certain  other  action   described  in  the  Articles  of
Incorporation or under Maryland law.

      The Fund will hold a meeting when the Directors  call a meeting or upon proper request of shareholders.  If the Fund's parent corporation  receives a written request of the record holders of at least 25% of the outstanding  shares eligible to be voted at a meeting to call a meeting for a specified  purpose  (which  might  include the removal of a  Director),  the
Directors will call a meeting of shareholders for that specified purpose.  The Fund's parent corporation  has  undertaken  that it will then  either  give the  applicants  access to the
Fund's  shareholder list or mail the applicants'  communication to all other shareholders at the applicants' expense.

Board of Directors and Oversight  Committees.  The Fund is governed by a Board of Directors, which is responsible  for protecting the interests of  shareholders  under Maryland law. The
Directors meet  periodically  throughout the year to oversee the Fund's  activities,  review its performance, and review the actions of the Manager.

      The  Board of  Directors  has an Audit  Committee  and a Review  Committee.  The Audit
Committee is comprised solely of Independent  Directors.  The members of the Audit Committee are Edward L. Cameron  (Chairman),  F. William Marshall,  Jr., George C. Bowen and Robert J.
Malone.  The Audit  Committee  held 6 meetings  during the fiscal  year ended  December  31,
2003. The Audit Committee furnishes the Board with  recommendations  regarding the selection of the Fund's  independent  auditors.  Other main functions of the Audit Committee  include, but are not limited to: (i)  reviewing the scope and results of financial  statement  audits and the audit fees charged;  (ii)  reviewing  reports from the Fund's  independent  auditors regarding the Fund's  internal  accounting  procedures  and controls;  (iii) review  reports from  the  Manager's  Internal  Audit  Department;  (iv)  maintaining  a  separate  line  of communication between the Fund's independent auditors and its Independent Trustees;  and (v)
exercise all other  functions  outlined in the Audit  Committee  Charter,  including but not
limited  to  reviewing  the  independence  of  the  Fund's  independent   auditors  and  the
pre-approval  of the  performance  by  the  Fund's  independent  auditors  of any  non-audit service,  including tax service,  for the Fund and the Manager and certain affiliates of the
Manager.

      The Audit Committee's  functions include selecting and nominating,  to the full Board, nominees for election as Directors,  and selecting and nominating  Independent Directors for election.  The Audit Committee may, but need not, consider the advice and  recommendation of the Manager and its  affiliates in selecting  nominees.  The full Board elects new directors except for those instances when a shareholder vote is required.

      To date,  the  Committee  has been able to identify  from its own  resources  an ample number of qualified candidates.  Nonetheless,  shareholders may submit names of individuals,
accompanied  by  complete  and  properly  supported  resumes,   for  the  Audit  Committee's
consideration  by  mailing  such  information  to the  Committee  in care of the  Fund.  The
Committee  may  consider  such  persons  at  such  time as it  meets  to  consider  possible nominees.  The Committee,  however,  reserves sole discretion to determine the candidates to present  to the Board  and/or  shareholders  when it meets for the  purpose  of  considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),  Robert G. Avis, Sam
Freedman and Beverly  Hamilton.  The Review Committee held 6 meetings during the fiscal year ended December 31, 2003.  Among other functions,  the Review  Committee  reviews reports and makes  recommendations  to the Board  concerning the fees paid to the Fund's  transfer agent and the  services  provided to the Fund by the transfer  agent.  The Review  Committee  also reviews the Fund's  investment  performance and policies and procedures  adopted by the Fund to comply with Investment Company Act and other applicable law.

Messrs. Leavy, Murphy, Petersen,  Poiesz,  Vottiero,  Wixted and Zack, and Mses.
Ives who are officers of the Fund,  respectively  hold the same offices with one or more of the other Board II Funds as with the Fund.

     The Fund's  Directors and officers and their  positions  held with the Fund and length of service in such  position(s) and their  principal  occupations and business  affiliations during the past five years are listed in the chart below.
The  information  for the Directors  also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Directors. All of the Directors are also trustees or directors of the following  Oppenheimer  funds (except for Mrs.
Hamilton and Mr.  Malone,  who are not Trustees of Oppenheimer  Senior  Floating
Rate Fund) (referred to as "Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees and employees (and their  immediate family  members)  of the  Fund,  the  Manager  and  its  affiliates,  and  retirement  plans established  by them for their  employees  are  permitted to purchase  Class A shares of the
Fund and the other  Oppenheimer  funds at net asset value without  sales  charge.  The sales charges  on Class A shares  is waived  for that  group  because  of the  economies  of sales efforts realized by the Distributor.

      Messrs. Gilston, Leavy, Murphy, Molleur,  Vottiero, Wixted and Zack and Mses. Bechtolt
and Ives who are officers of the Fund,  respectively  hold the same offices with one or more of the other Board II Funds as with the Fund.  As of January 28,  2004,  the  Directors  and
officers  of the Fund,  as a group,  owned of record  or  beneficially  less than 1% of each class of shares of the Fund. The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit plan for  employees  of the  Manager,  other than the shares  beneficially  owned under that plan by the  officers of the Fund  listed  above.  In addition,  each  Independent  Director,  and his family  members,  do not own  securities of either  the  Manager  or  Distributor  of the  Board  II  Funds or any  person  directly  or indirectly  controlling,  controlled  by  or  under  common  control  with  the  Manager  or
Distributor.

     The address of each Director in the chart below is 6803 S. Tucson Way,  Centennial,  CO
80112-3924.  Each Director  serves for an  indefinite  term,  until his or her  resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal  Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other  Trusteeships/Directorships Held by Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number  of  Portfolios  in  Fund  Complex Owned in   Overseen
Age                 Currently Overseen by Director            the Fund   by Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          Chairman   of   the   following   private $0         $50,001-
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Chairman of the     Mortgage     Company     (since    1991),
Board since 2003    Centennial  State Mortgage Company (since
and Director since  1994),   The  El  Paso  Mortgage  Company
since 1999          (since  1993),  Chairman of the following
Age: 66             private   companies:,   Ambassador  Media
                    Corporation and Broadway  Ventures (since
                    1984);  and a director  of the  following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  director/trustee  of
                    Campus Crusade for Christ  (1991-present)
                    and      the      Bradley      Foundation
                    (2002-present).  Formerly a  director  of
                    the following:  Great Frontier  Insurance
                    (insurance      agency)      (1995-2000);
                    Transland   Financial   Services,    Inc.
                    (1997-2003);      Storage      Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    International     Family    Entertainment
                    (television channel)  (1992-1997),  Natec
                    Resources,  Inc. (air  pollution  control
                    equipment    and    services     company)
                    (1991-1995),  Frontier Real Estate,  Inc.
                    (residential   real   estate   brokerage)
                    (1994-1999),  and  Frontier  Title (title
                    insurance  agency)  (1995-June 1999); and
                    a  U.S.  Senator  (January   1979-January
                    1991).  Oversees  38  portfolios  in  the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,     Formerly,  Director and President of A.G. $0         $Over
Director since 1993 Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 72             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,    Formerly (until April 1999):  Senior Vice $10,001-$50Over
Director since 1997 President   (from   September  1987)  and            $100,000
Age: 67             Treasurer   (from   March  1985)  of  the
                    Manager;  Vice President (from June 1983)
                    and  Treasurer   (since  March  1985)  of
                    OppenheimerFunds   Distributor,  Inc.  (a
                    subsidiary of the  Manager);  Senior Vice
                    President    (since    February    1992),
                    Treasurer  (since  July  1991)  Assistant
                    Secretary and a director  (since December
                    1991)  of  Centennial   Asset  Management
                    Corporation;    Vice   President   (since
                    October 1989) and Treasurer  (since April
                    1986)  of  HarbourView  Asset  Management
                    Corporation   (an   investment   advisory
                    subsidiary  of the  Manager);  President,
                    Treasurer    and   a    director    (June
                    1989-January  1990) of Centennial Capital
                    Corporation   (an   investment   advisory
                    subsidiary   of   the   Manager);    Vice
                    President  and  Treasurer  (since  August
                    1978) and  Secretary  (since  April 1981)
                    of   Shareholder   Services,    Inc.   (a
                    transfer   agent    subsidiary   of   the
                    Manager);  Vice President,  Treasurer and
                    Secretary   (since   November   1989)  of
                    Shareholder  Financial Services,  Inc. (a
                    transfer   agent    subsidiary   of   the
                    Manager);   Assistant   Treasurer  (since
                    March  1998) of  Oppenheimer  Acquisition
                    Corp.      (the     Manager's      parent
                    corporation);  Treasurer  (since November
                    1989)    of    Oppenheimer    Partnership
                    Holdings,   Inc.   (a   holding   company
                    subsidiary   of   the   Manager);    Vice
                    President  and   Treasurer   (since  July
                    1996)   of    Oppenheimer    Real   Asset
                    Management,  Inc. (an investment advisory
                    subsidiary   of   the   Manager);   Chief
                    Executive  Officer  and  director  (since
                    March  1996)  of  MultiSource   Services,
                    Inc. (a  broker-dealer  subsidiary of the
                    Manager);  Treasurer (since October 1997)
                    of  OppenheimerFunds  International  Ltd.
                    and  OppenheimerFunds  plc (offshore fund
                    management  subsidiaries of the Manager).
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount $0         Over
Director since 1999 Vernon,  George  Washington's home (since            $100,000
Age: 65             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,      Director  (since 1998) of Rocky  Mountain $0         Over
Director since 1990 Elk    Foundation    (a    not-for-profit            $100,000
Age: 62             foundation);  UNUMProvident (an insurance
                    company)  (since June 1, 2002) and Putnam
                    Lovell Finance  (finance  company) (since
                    1997).  Formerly  Chairman and a director
                    (until  October  1996) and  President and
                    Chief  Executive  Officer  (until October
                    1995) of the  Manager;  President,  Chief
                    Executive   Officer  and  a  director  of
                    Oppenheimer       Acquisition      Corp.,
                    Shareholders     Services     Inc.    and
                    Shareholder   Financial  Services,   Inc.
                    (until  October  1995),   director  (from
                    October 1999 until  October 2003) of P.R.
                    Pharmaceuticals    (a   privately    held
                    company).  Oversees 38  portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,       Director    of    Colorado    Uplift   (a $50,001-$10Over0
Director since 1996 non-profit   charity)  (since   September            $100,000
Age: 63             1984).  Formerly (until October 1994) Mr.
                    Freedman   held   several   positions  in
                    subsidiary  or  affiliated  companies  of
                    the Manager.  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly          L. Trustee   (since   1996)  of   MassMutual $0         $10,001 -
Hamilton,           Institutional  Funds  and of  MML  Series            $50,0001
Director since 2002 Investment   Fund  (open-end   investment
Age: 57             companies);   Director  of  MML  Services
                    (since  April  1987)  and  America  Funds
                    Emerging   Markets   Growth  Fund  (since
                    October   1991)   (both  are   investment
                    companies),  The California  Endowment (a
                    philanthropy  organization)  (since April
                    2002),   and   Community    Hospital   of
                    Monterey   Peninsula,   (since   February
                    2002);  a trustee  (since  February 2000)
                    of  Monterey  International  Studies  (an
                    educational organization),  and to Credit
                    Suisse  First  Boston's   Sprout  venture
                    capital  unit.  Mrs.  Hamilton  also is a
                    member of the  investment  committees  of
                    the   Rockefeller   Foundation   and  the
                    University    of   Michigan.    Formerly,
                    President   (February   1991-April  2000)
                    ARCO Investment  Management  Company,  an
                    advisor to Unilever  (Holland)'s  pension
                    fund  (2000-2003)  and a  member  of  the
                    investment    committee    of    Hartford
                    Hospital    (2000-2003).    Oversees   37
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,   Director    (since    2001)    of   Jones $0         Over
Director since 2002 Knowledge,   Inc.   (a   privately   held            $100,000
Age: 59             company),  U.S.  Exploration,  Inc., (oil
                    and  gas   exploration)   (since   1997),
                    Colorado     UpLIFT     (a     non-profit
                    organization)  (since  1986) State Street
                    State Bank (since  2003) and a trustee of
                    the    Gallagher    Family     Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,  Chairman of U.S. Bank Colorado
                    (a   subsidiary   of  U.S.   Bancorp  and
                    formerly  Colorado  National Bank,) (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 37  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William          Trustee   (since   1996)  of   MassMutual $0         Over
Marshall, Jr.,      Institutional  Funds  and of  MML  Series            $100,000
Director since 2000 Investment   Fund  (open-end   investment
Age: 61             companies);    Trustee    (since   1987),
                    Chairman  of the Board  (since  2003) and
                    Chairman  of  the  investment   committee
                    (since 1994) for the  Worcester  Polytech
                    Institute      (private      university);
                    President  and Treasurer  (since  January
                    1999) of the SIS Fund (a private  not for
                    profit charitable  fund);  Trustee (since
                    1995)  of  the  Springfield  Library  and
                    Museum  Association   (museum);   Trustee
                    (since  1996)  of  the  Community   Music
                    School  of  Springfield  (music  school).
                    Formerly,   member   of  the   investment
                    committee of the Community  Foundation of
                    Western   Massachusetts  (1998  -  2003);
                    Chairman (January  1999-July 1999) of SIS
                    &  Family  Bank,  F.S.B.   (formerly  SIS
                    Bank);    President,    Chief   Executive
                    Officer and Director  (May  1993-December
                    1998) of SIS Bankcorp,  Inc. and SIS Bank
                    (formerly  Springfield   Institution  for
                    Savings)  and  Executive  Vice  President
                    (January   1999-July   1999)  of  Peoples
                    Heritage     Financial    Group,     Inc.
                    (commercial    banks).     Oversees    38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------

      The  address  of Mr.  Murphy in the chart  below is Two World  Financial  Center,  225
Liberty Street,  New York, NY 10281-1008.  Mr. Murphy serves for an indefinite  term,  until his resignation, death or removal.

-------------------------------------------------------------------------------------
                          Interested Director and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name;              Principal   Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other  Trusteeships/Directorships  Held by Shares     Owned in
with Fund;         Trustee;                                   Beneficiallany of the
Length of Service; Number  of   Portfolios  in  Fund  Complex Owned in   Oppenheimer
Age                Currently Overseen by Director             the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman,   Chief  Executive  Officer  and $0         Over
President and      director  (since June 2001) and  President            $100,000
Director since     (since  September  2000)  of the  Manager;
October 2001       President  and a  director  or  trustee of
Age: 54            other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson & Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees     72     portfolios     as    a
                   Director/Officer  and 10  portfolios as an
                   Officer in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

          The address of the  Officers  in the chart  below is as  follows:  for
     Messrs.  Leavy,  Poiesz and Zack, Two World Financial  Center,  225 Liberty
     Street - 11th  Floor,  New  York,  NY  10281-1008;  for  Messrs.  Petersen,
     Vottiero  and Wixted and Ms.  Ives,  6803 S.  Tucson  Way,  Centennial,  CO
     80112-3924.  Each  Officer  serves  for an annual  term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Christopher Leavy,      Senior  Vice  President   (since   September  2000)  of  the
Vice President and      Manager; an officer of 7 portfolios in the  OppenheimerFunds
Portfolio Manager       complex;  prior to joining the Manager in September 2000, he
since 2000              was a  portfolio  manager  of  Morgan  Stanley  Dean  Witter
Age:  32                Investment Management (1997 - September 2000).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer,    Principal the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial           and Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting      Officer Oppenheimer Real Asset Management  Corporation,  Shareholder
since 1999              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 44                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc (offshore fund  management  subsidiaries of the Manager)
                        (since  May 2000) and OFI  Institutional  Asset  Management,
                        Inc. (since  November  2000);  Treasurer and Chief Financial
                        Officer  (since  May  2000) of OFI  Trust  Company  (a trust company  subsidiary  of the  Manager);  Assistant  Treasurer
                        (since  March 1999) of  Oppenheimer  Acquisition  Corp.  and
                        OppenheimerFunds   Legacy   Program   (since   April  2000);
                        formerly   Principal  and  Chief  Operating  Officer  (March
                        1995-March   1999),   Bankers  Trust   Company-Mutual   Fund
                        Services  Division.  An  officer  of 82  portfolios  in  the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 82 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Vice President &        Counsel  (since  February  2002)  of  the  Manager;  General
Secretary since 2001    Counsel   and  a   director   (since   November   2001)   of
Age: 55                 OppenheimerFunds  Distributor,  Inc.;  Senior Vice President
                        and General  Counsel  (since  November  2001) of HarbourView
                        Asset Management Corporation;  Vice President and a director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;  formerly  Senior Vice President (May 1985 - December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the Manager;  Assistant  Secretary of Shareholder  Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,     Inc.    (November     1989-November     2001);
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc (October  1997-November  2001).  An officer of 82 in the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 38                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

David Poiesz,           Senior Vice President (since May 2004) of  OppenheimerFunds,
Vice President and      Inc.;  an officer of 2  portfolios  in the  OppenheimerFunds
Portfolio Manager       complex;  formerly  a senior  portfolio  manager  at Merrill
since 2004              Lynch  (October   2002-May   2004);   founding   partner  of
Age: 46                 RiverRock,  a hedge fund  product  (April  1999-July  2001);
                        portfolio   manager   at   Jennison   Associates   (November
                        1992-March 1999).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Assistant  Vice  President of the Manager since August 2002;
Assistant Treasurer     formerly   Manager/Financial  Product  Accounting  (November
since 2004              1998-July 2002) of the Manager.  An officer of 83 portfolios
Age: 33                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|  Remuneration  of  Directors.  The officers of the Fund and Mr.  Murphy (who is an officer and Director of the Fund) are  affiliated  with the Manager and receive no salary or fee from the Fund.  The  remaining  Directors of the Fund  received the  compensation  shown below from the Fund with respect to the Fund's  fiscal year ended  December  31,  2003.  The compensation from all 44 of the Board II Funds (including the Fund) represents  compensation received for serving as a director or trustee and member of a committee (if  applicable)  of the boards of those funds during the calendar year ended December 31, 2003.

-------------------------------------------------------------------------------
Director Name and Other Fund            Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1               Directors*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong                      $6,302                $118,649
Chairman of the Board
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Avis                            $5,391                $101,499
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                           $5,391                $101,499
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                         $6,135                $115,503
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                             $6,135                $115,503
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                              $5,391                $101,499
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton                          $5,3212             $150,5423,4
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone                          $5,3215              $100,1793
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.                  $5,391               $149,4996
Audit Committee Member
-------------------------------------------------------------------------------
Effective  December 15, 2003, James C. Swain retired as Trustee from the Board II Funds. For the fiscal year ended December 31, 2003, Mr. Swain received  $9,456  aggregate  compensation from the Trust.  For the calendar year ended December 31, 2003, Mr. Swain received  $178,000 total compensation from all of the Oppenheimer funds for which he served as Trustee.
1.    Aggregate Compensation from Fund includes fees and deferred compensation,  if any, for a Director.
2.    Includes $5,321 deferred under Deferred Compensation Plan described below.
3.    "Total  Compensation  From Fund and Fund Complex" paid to Mrs. Hamilton and Mr. Malone was paid by all the Board II Funds,  with the exception of  Oppenheimer  Senior  Floating
   Rate Fund for which they  currently  do not serve as  Trustees  (total of 37  Oppenheimer funds at December 31, 2003).
4.    Includes   $50,363   compensation  (of  which  100%  was  deferred  under  a  deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a trustee  by two  open-end investment companies (MassMutual  Institutional Funds and MML Series Investment Fund) the
   investment  adviser for which is the indirect parent company of the Fund's  Manager.  The
   Manager also serves as the  Sub-Advisor  to the MassMutual  International  Equity Fund, a
   series of MassMutual Institutional Funds.
5.    Includes $5,321 deferred under Deferred Compensation Plan described below.
6.    Includes  $48,000  compensation  paid to Mr.  Marshall for serving as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML Series Investment
   Fund) the  investment  adviser  for which is the  indirect  parent  company of the Fund's
   Manager.  The Manager  also serves as the  Sub-Advisor  to the  MassMutual  International
   Equity Fund, a series of MassMutual Institutional Funds.

* For  purposes of this  section  only,  "Fund  Complex"  includes  the  Oppenheimer  funds,
MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in  accordance  with the instructions  for Form N-1A. The Manager does not consider  MassMutual  Institutional  Funds and MML Series  Investment  Fund to be part of the  OppenheimerFunds  "Fund Complex" as that term may be otherwise interpreted.

|X|   Deferred  Compensation  Plan for  Directors.  The  Board of  Directors  has  adopted a
Deferred  Compensation Plan for disinterested  Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are  entitled to receive  from the Fund.
Under the plan, the compensation  deferred by a Director is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer  funds selected by the Director.  The amount paid to the Director  under the plan will be  determined  based upon the performance of the selected funds.

      Deferral  of  Director's  fees  under the plan will not  materially  affect the Fund's assets,  liabilities  and net  income  per  share.  The plan will not  obligate  the Fund to retain the services of any Director or to pay any particular  level of  compensation  to any
Director.  Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Director  under the plan  without  shareholder  approval  for the limited  purpose of determining the value of the Director's deferred fee account.

      |X|  Major  Shareholders.  As of  January  28,  2004,  the only  persons  who owned of record or were known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were the following:

      MCB Trust Services Cust., FBO Metro Corp.,  Retirement Savings, 700 17th Street, Suite
      300 Denver,  Colorado  80202-3531 which owned 81,762.765 Class N shares  (representing
      6.12% of the Class N shares then outstanding);

      Security Trust Co. TR, The Glass Group Inc.  Collective,  Bargained 401k Savings Plan,
      2390 E. Camelback Road, Suite 240, Phoenix,  Arizona 85016-3424 which owned 85,060.121
      Class N shares (representing 6.37% of the Class N shares then outstanding);

      Circle Trust Company  Cust.,  Lionel Sawyer & Collins Metro Center,  1 Station  Place,
      Stamford,  CT 06902-6900 which owned 162,603.065 Class N shares  (representing  12.18%
      of the Class N shares then outstanding);

      Security Trust Co. TR, The Glass Group Inc., 401k PSP, 2390 E. Camelback  Road,  Suite
      240, Phoenix,  Arizona 85016-3424 which owned 116,202.868 Class N shares (representing
      8.70% of the Class N shares then outstanding);

      Massachusetts   Mutual  Life   Insurance   Co.,   1295  State   Street,   Springfield,
      Massachusetts  01111-0001 which owned 544,488.356 Class Y shares  (representing 10.39%
      of the Class Y shares then outstanding);

      IBT & Co. Trust.  OppenheimerFunds  Capital  Accumulation  Plan,  Attn.:  MML037,  200
      Clarendon Street, Floor 16, Boston, Massachusetts,  02116-5021 which owned 378,725.520
      Class Y shares (representing 7.23% of the Class Y shares then outstanding).

      Massachusetts  Mutual Life Insurance Co., Separate  Investment  Account,  Attn.: N225,
      1295 State Street,  Springfield,  Massachusetts  01111-0001 which owned  4,190,797.448
      Class Y shares (representing 80.02% of the Class Y shares then outstanding);

The  Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding company controlled by Massachusetts  Mutual Life Insurance  Company,  a global,  diversified insurance and financial services organization.

      |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.
It is  designed  to detect and  prevent  improper  personal  trading  by certain  employees, including  portfolio  managers,  that would  compete  with or take  advantage  of the Fund's portfolio  transactions.  Covered  persons include persons with knowledge of the investments and  investment  intentions of the Fund and other funds advised by the Manager.  The Code of
Ethics  does  permit  personnel  subject  to the Code to  invest  in  securities,  including securities  that may be purchased or held by the Fund,  subject to a number of  restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

      The Code of Ethics is an exhibit to the Fund's  registration  statement filed with the
SEC and can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
You can obtain  information  about the hours of  operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of  Ethics  can also be viewed as part of the
Fund's  registration  statement on the SEC's EDGAR database at the SEC's Internet website at
www.sec.gov.  Copies may be obtained,  after paying a duplicating fee, by electronic request
-----------
at the  following  E-mail  address:  publicinfo@sec.gov.,  or by writing to the SEC's Public
                                     -------------------
Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio  Proxy  Voting.  The Fund has adopted  Portfolio  Proxy Voting  Policies and
Procedures under which the Fund votes proxies relating to securities  ("portfolio  proxies")
held by the Fund.  The  Fund's  primary  consideration  in voting  portfolio  proxies is the financial interests of the Fund and its shareholders.  The Fund has retained an unaffiliated third-party as its agent to vote portfolio  proxies in accordance with the Fund's  Portfolio
Proxy Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The Proxy
Voting  Guidelines  include  provisions  to address  conflicts  of  interest  that may arise between the Fund and OFI where an OFI  directly-controlled  affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy.  The Fund's Portfolio Proxy
Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's  management on routine matters, including  election of  directors  nominated  by  management  and  ratification  of auditors, unless circumstances indicate otherwise.
o     In general,  the Fund opposes  anti-takeover  proposals  and supports  elimination  of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports  shareholder  proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option plans, paying particular  attention to their dilutive effect. While the Fund generally supports management proposals,  the Fund opposes plans it considers to be excessive.

      The Fund will be  required  to file new Form  N-PX,  with its  complete  proxy  voting record for the 12 months ended June 30th, no later than August 31st of each year.  The first such  filing is due no later than  August 31,  2004,  for the twelve  months  ended June 30,
2004.  Once filed,  the Fund's Form N-PX filing will be available (i) without  charge,  upon request,  by calling the Fund toll-free at  1.800.225.5677  and (ii) on the SEC's website at
www.sec.gov.
-----------

    |X| The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management  services to the Fund under an investment  advisory agreement between the Manager and the Fund.  The  Manager  selects  securities  for the Fund's  portfolio  and handles its day-to-day business.  The portfolio managers of the Fund are employed by the Manager and are the persons who are  principally  responsible  for the  day-to-day  management of the Fund's portfolio.  Other members of the Manager's  Equity and  Fixed-Income  Portfolio  Departments
provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate office  space,  facilities  and  equipment.  It also  requires  the  Manager to provide  and supervise the activities of all  administrative  and clerical  personnel required to provide effective  administration for the Fund. Those  responsibilities  include the compilation and maintenance  of  records  with  respect to its  operations,  the  preparation  and filing of specified  reports,  and  composition  of proxy  materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses  not  expressly  assumed  by the  Manager  under the  advisory agreement.  The advisory  agreement  lists  examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  brokerage  commissions,  fees to certain  Trustees, legal and audit  expenses,  custodian and transfer agent  expenses,  share  issuance  costs, certain printing and registration  costs and non-recurring  expenses,  including  litigation costs.  The  management  fees paid by the Fund to the  Manager are  calculated  at the rates described  in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative  proportion of the Fund's net assets  represented by that class.  The management  fees paid by the Fund to the Manager during its last three fiscal years were:

-------------------------------------------------------------------------------
 Fiscal Year ended 12/31:     Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2001                                $19,035,604
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2002                                $14,816,495
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2003                                $13,118,248
-------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful  misfeasance, bad faith,  gross  negligence in the performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any  investment,  adoption of any investment  policy,  or the purchase, sale or retention of any security.

      The agreement  permits the Manager to act as investment  advisor for any other person, firm or corporation and to use the name  "Oppenheimer"  in connection with other  investment companies for which it may act as investment advisor or general distributor.  If the Manager shall no longer act as  investment  advisor to the Fund,  the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement.  Each year, the Board of
Directors,  including a majority of the  Independent  Directors,  is required to approve the renewal of the investment advisory  agreement.  The Investment Company Act requires that the
Board  request and evaluate and the Manager  provide such  information  as may be reasonably necessary to evaluate the terms of the investment advisory  agreement.  The Board employs an independent  consultant  to prepare a report that  provides  such  information  as the Board requests for this purpose.

      The Board also receives  information about the 12b-1  distribution fees the Fund pays.
These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing  information in arriving at its decision to renew the investment advisory agreement. Among other factors, the Board considered:
o     The  nature,  cost,  and  quality  of the  services  provided  to  the  Fund  and  its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the Fund from its relationship with the Manager, and
o     The direct and indirect  benefits the Manager received from its relationship  with the
         Fund. These included  services  provided by the Distributor and the Transfer Agent, and brokerage and soft dollar  arrangements  permissible under Section 28(e) of the
         Securities Exchange Act.

      The Board  considered  that the Manager  must be able to pay and retain  high  quality personnel at competitive  rates to provide  services to the Fund. The Board also  considered that  maintaining  the  financial  viability of the Manager is important so that the Manager will be able to continue to provide  quality  services to the Fund and its  shareholders  in adverse times.  The Board also  considered the investment  performance of other mutual funds advised by the  Manager.  The Board is aware that there are  alternatives  to the use of the
Manager.

      These matters were also considered by the  Independent  Directors  meeting  separately from the full Board with  experienced  Counsel  to the Fund and  experienced  Counsel to the
Independent  Trustees who assisted the Board in its  deliberations.  The Fund's  Counsel and the  Independent  Trustees  Counsel is  independent  of the  Manager  within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation,  the Board, including the Independent Directors, concluded that it was in the best  interest  of  shareholders  to  continue  the  investment  advisory agreement  for another year and that the fees charged  there under are fair and  reasonable.
In arriving  at a decision,  the Board did not single out any one factor or group of factors as being more important than other factors,  but considered all factors together.  The Board judged  the terms  and  conditions  of the  investment  advisory  agreement,  including  the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of  the  duties  of the
Manager under the  investment  advisory  agreement is to arrange the portfolio  transactions for the Fund.  The advisory  agreement  contains  provisions  relating to the  employment of broker-dealers  to effect the Fund's  portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including  "affiliated"  brokers, as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain,  at  reasonable  expense,  the "best  execution" of the Fund's portfolio  transactions.  "Best execution"  means prompt and reliable  execution at the most favorable  price  obtainable.  The Manager  need not seek  competitive  commission  bidding.
However,  it is  expected  to be  aware of the  current  rates of  eligible  brokers  and to minimize the  commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Directors.

      Under the investment  advisory  agreement,  the Manager may select brokers (other than affiliates) that provide  brokerage  and/or research  services for the Fund and/or the other accounts  over  which  the  Manager  or  its  affiliates  have  investment  discretion.  The commissions  paid to such brokers may be higher than another  qualified broker would charge, if the Manager makes a good faith  determination  that the commission is fair and reasonable in relation to the services provided.

Brokerage  Practices Followed by the Manager.  The Manager allocates  brokerage for the Fund subject to the provisions of the investment  advisory agreement and the procedures and rules described above.  Generally,  the Manager's  portfolio traders allocate brokerage based upon recommendations  from the Manager's  portfolio  managers.  In certain  instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case,  the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange  is the  primary market are generally  done with  principals or market  makers.  In  transactions  on foreign exchanges,  the Fund may be required to pay fixed brokerage  commissions and therefore would not  have the  benefit  of  negotiated  commissions  available  in U.S.  markets.  Brokerage commissions  are paid  primarily  for  transactions  in  listed  securities  or for  certain fixed-income agency transactions in the secondary market.  Otherwise,  brokerage commissions are paid only if it appears  likely  that a better  price or  execution  can be  obtained by doing  so.  In an option  transaction,  the Fund  ordinarily  uses the same  broker  for the purchase or sale of the option and any  transaction  in the  securities  to which the option relates.

      Other funds advised by the Manager have  investment  policies  similar to those of the
Fund.  Those other funds may  purchase or sell the same  securities  as the Fund at the same time as the Fund, which could affect the supply and price of the securities.  If two or more funds  advised  by the  Manager  purchase  the same  security  on the same day from the same dealer,  the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      In an option  transaction,  the Fund  ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which the option  relates.
When possible,  the Manager tries to combine  concurrent orders to purchase or sell the same security  by more than one of the  accounts  managed by the Manager or its  affiliates.  The transactions  under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      The  investment  advisory  agreement  permits the Manager to  allocate  brokerage  for research services.  The research services provided by a particular broker may be useful only to one or more of the advisory  accounts of the Manager and its  affiliates.  The investment research  received  for the  commissions  of those other  accounts may be useful both to the
Fund and one or more of the Manager's  other accounts.  Investment  research may be supplied to the  Manager  by a third  party at the  instance  of a broker  through  which  trades are placed.

      Investment research services include information and analysis on particular  companies and  industries  as well as  market  or  economic  trends  and  portfolio  strategy,  market quotations for portfolio  evaluations,  information  systems,  computer hardware and similar products and  services.  If a research  service  also assists the Manager in a  non-research capacity (such as bookkeeping or other administrative  functions),  then only the percentage or component  that  provides  assistance  to the Manager in the  investment  decision-making process may be paid in commission dollars.

      The Board of  Directors  permits the Manager to use stated  commissions  on  secondary fixed-income  agency trades to obtain research if the broker represents to the Manager that:
(i) the trade is not from or for the broker's own inventory,  (ii) the trade was executed by the  broker  on an  agency  basis at the  stated  commission,  and  (iii) the trade is not a riskless  principal  transaction.  The  Board  of  Directors  permits  the  Manager  to  use commissions on fixed-price  offerings to obtain research, in the same manner as is permitted for agency transactions.

      The  research  services  provided by brokers  broadens the scope and  supplements  the research activities of the Manager.  That research provides additional views and comparisons for  consideration,  and helps the Manager to obtain market information for the valuation of securities  that are  either  held in the  Fund's  portfolio  or are  being  considered  for purchase.  The  Manager  provides  information  to the Board about the  commissions  paid to brokers  furnishing  such  services,  together  with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

-------------------------------------------------------------------------------
 Fiscal Year Ended 12/31:     Total Brokerage Commissions Paid by the Fund1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2001                                $10,980,276
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2002                                $9,768,938
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2003                                $8,797,5592
-------------------------------------------------------------------------------
1.    Amounts do not include  spreads or  concessions  on  principal  transactions  on a net trade basis.
2.    During the fiscal year ended 12/31/03,  the amount of transactions directed to brokers for  research  services  was  $1,594,728,321  and the amount of the  commissions  paid to broker-dealers for those services was $2,830,648.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the Distributor acts as the Fund's  principal  underwriter in the continuous  public  offering of the Fund's classes of shares.  The  Distributor  bears the  expenses  normally  attributable  to sales, including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing  shareholders.  The  Distributor  is not  obligated to sell a specific number of shares.

      The sales charges and concessions  paid to, or retained by, the  Distributor  from the sale of shares and the contingent  deferred sales charges retained by the Distributor on the redemption  of shares  during the Fund's  three most  recent  fiscal  years are shown in the tables below.

------------------------------------
Fiscal     Aggregate     Class A
           Front-End    Front-End
             Sales        Sales
Year       Charges on    Charges
Ended       Class A    Retained by
 12/31:      Shares    Distributor1
------------------------------------
------------------------------------
  2001     $2,368,023    $814,864
------------------------------------
------------------------------------
  2002     $1,494,098    $506,476
------------------------------------
------------------------------------
  2003     $1,305,031    $427,755
------------------------------------
1.    Included amounts  retained by a broker-dealer  that is an affiliate or a parent of the
   Distributor.

-----------------------------------------------------------------
Fiscal     Concessions   Concessions   Concessions  Concessions
           on Class A    on Class B    on Class C    on Class N
Year         Shares        Shares        Shares        Shares
Ended      Advanced by   Advanced by   Advanced by  Advanced by
 12/31:   Distributor1  Distributor1  Distributor1  Distributor1
-----------------------------------------------------------------
-----------------------------------------------------------------
  2001      $135,377     $2,511,141     $165,947      $13,8552
-----------------------------------------------------------------
-----------------------------------------------------------------
  2002       $55,432     $1,288,477      $94,616      $35,836
-----------------------------------------------------------------
-----------------------------------------------------------------
  2003       $50,866      $954,019       $86,626      $74,766
-----------------------------------------------------------------
1.    The Distributor  advances  concession payments to dealers for certain sales of Class A shares and for sales of Class B,  Class C and Class N shares  from its own  resources  at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

-----------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C          Class N
          Contingent       Contingent       Contingent       Contingent
Year      Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges          Charges          Charges          Charges
12/31     Retained by      Retained by      Retained by      Retained by
          Distributor      Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2001        $18,737         $1,087,714        $31,088            $0
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002        $15,967         $1,359,169         $9,892          $2,890
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2003         $9,692          $747,803          $7,395          $21,009
-----------------------------------------------------------------------------

Distribution  and Service Plans.  The Fund has adopted a Service Plan for Class A shares and
Distribution  and Service  Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the Fund pays the  Distributor  for all or a portion of its costs incurred in connection with the  distribution  and/or  servicing of the shares  of the  particular  class.  Each  plan has been  approved  by a vote of the Board of
Directors, including a majority of the Independent Directors1, cast in  person  at a meeting called for the purpose of voting on that plan.

      Under the plans,  the Manager and the  Distributor may make payments to affiliates and in their sole discretion,  from time to time, may use their own resources (at no direct cost to the Fund) to make  payments  to  brokers,  dealers or other  financial  institutions  for distribution and administrative  services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor and the  Manager  may  increase  or  decrease  the amount of  payments  they make from their own resources to plan recipients.

      Unless a plan is  terminated  as described  below,  the plan  continues in effect from year to year but  only if the  Fund's  Board  of  Directors  and its  Independent  Directors
specifically  vote annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated  at any time by the vote of a majority  of the  Independent  Directors  or by the vote of the  holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the outstanding shares of that class.

      The Board of  Directors  and the  Independent  Directors  must  approve  all  material amendments to a plan. An amendment to increase  materially the amount of payments to be made under a plan must be  approved  by  shareholders  of the class  affected  by the  amendment.
Because  Class B shares  of the Fund  automatically  convert  into  Class A shares 72 months after  purchase,  the Fund must obtain the approval of both Class A and Class B shareholders for a proposed  material  amendment to the Class A the plan that would  materially  increase payments  under  the  plan.  That  approval  must  be by a  "majority"  (as  defined  in the
Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in  effect,  the  Treasurer  of the Fund  shall  provide  separate written  reports on the plans to the Board of Directors at least  quarterly  for its review.
The reports  shall detail the amount of all  payments  made under a plan and the purpose for which the payments  were made.  Those  reports are subject to the review and approval of the
Independent Directors.

      Each plan states that while it is in effect,  the  selection  and  nomination of those
Directors  of the Fund who are not  "interested  persons"  of the Fund is  committed  to the discretion of the Independent Directors.  This does not prevent the involvement of others in the  selection  and  nomination  process as long as the final  decision as to  selection  or nomination is approved by a majority of the Independent Directors.

    Under the plans for a class,  no payment will be made to any recipient in any quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount,  if any, that may be set from time to time by a majority of the Independent  Directors.  The Board of Directors has set no
minimum amount of assets to qualify for payments under the plans.

|X|   Class A Service Plan Fees.  Under the Class A service plan, the Distributor  currently uses the  fees it  receives  from  the Fund to pay  brokers,  dealers  and  other  financial institutions  (they are  referred to as  "recipients")  for  personal  services  and account maintenance  services they provide for their customers who hold Class A shares. The services
include,   among  others,   answering  customer  inquiries  about  the  Fund,  assisting  in establishing  and  maintaining  accounts  in the Fund,  making the Fund's  investment  plans available and providing  other services at the request of the Fund or the  Distributor.  The
Class A service plan permits  reimbursements  to the Distributor at a rate of up to 0.25% of average  annual  net  assets  of Class A shares.  The Board has set the rate at that  level.
While the plan  permits the Board to  authorize  payments to the  Distributor  to  reimburse itself for  services  under the plan,  the Board has not yet done so,  except in the case of the special arrangement described below,  regarding  grandfathered  retirement accounts. The
Distributor  makes  payments to plan  recipients  quarterly  at an annual rate not to exceed
0.25% of the average annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

      With  respect to purchases of Class A shares  subject to a contingent  deferred  sales charge by  certain  retirement  plans  that  purchased  such  shares  prior to March 1, 2001
("grandfathered  retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the costs of distributing the shares.  After the first year shares are outstanding,  the
Distributor makes service fee payments to recipients  quarterly on those shares. The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by  grandfathered retirement  accounts are redeemed during the first year after their purchase,  the recipient of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended  December 31, 2003  payments  under the Class A plan totaled
$4,171,844,  of which $6,173 was retained by the Distributor under the arrangement described above,  regarding  grandfathered  retirement  accounts,  and  included  $225,318  paid to an affiliate of the  Distributor's  parent company.  Any unreimbursed  expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be  recovered in  subsequent years.  The Distributor  may not use payments  received under the Class A plan to pay any of its interest  expenses,  carrying  charges,  or other  financial  costs,  or  allocation  of overhead.

|X|   Class B, Class C and Class N Service  and  Distribution  Plan  Fees.  Under each plan, distribution  and service  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each regular business day during the period.  Each plan provides for the  Distributor to be  compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the amounts paid by the Fund under the plan  during  the  period for which the fee is paid.  The types of  services  that recipients  provide are similar to the  services  provided  under the Class A service  plan, described above.

      Each plan permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly basis,  without payment in advance.  However, the Distributor currently intends to pay the service fee to recipients in  advance  for the first year  after  Class B,  Class C and Class N shares are  purchased.
After the  first  year  Class B,  Class C or Class N shares  are  outstanding,  after  their purchase,  the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify  for the  advance  service  fee  payment.  If Class B, Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance payment of the  service fee made on those  shares.  In cases  where the  Distributor  is the broker of record  for Class B, Class C and Class N shares,  i.e.  shareholders  without  the services  of a  broker  directly  invest  in the  Fund,  the  Distributor  will  retain  the asset-based sales charge and service fee for Class B, Class C and Class N shares.

      The  asset-based  sales charge and service fees increase  Class B and Class C expenses by 1.00% and the  asset-based  sales  charge and service fees  increase  Class N expenses by
0.50% of the net assets per year of the respective class.

      The Distributor  retains the  asset-based  sales charge on Class B and Class N shares.
The  Distributor  retains the  asset-based  sales charge on Class C shares  during the first year the  shares  are  outstanding.  It pays the  asset-based  sales  charge  as an  ongoing concession  to the recipient on Class C shares  outstanding  for a year or more. If a dealer has a special agreement with the Distributor,  the Distributor will pay the Class B, Class C or Class N service fee and the asset-based  sales charge to the dealer  quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The  asset-based  sales charge on Class B, Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while allowing the Distributor to compensate dealers  that  sell  those  shares.  The  Fund  pays the  asset-based  sales  charge  to the
Distributor for its services  rendered in distributing  Class B, Class C and Class N shares.
The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or the  advance  of the  service  fee payment to recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class N shares,
o     bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished  to current  shareholders)  and state  "blue sky"  registration  fees and certain other distribution expenses,
o     may not be able to adequately  compensate dealers that sell Class B, Class C and Class
         N shares  without  receiving  payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent  with the service fees and  asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the  payments  under  the  plan to  include  the Fund in  various  third-party distribution programs that may increase sales of Fund shares,
o     may experience  increased  difficulty  selling the Fund's shares if payments under the plan are  discontinued  because most  competitor  funds have plans that pay dealers for  rendering  distribution  services as much or more than the  amounts  currently being paid by the Fund, and
o     may not be able to  continue  providing,  at the  same or at a lesser  cost,  the same quality  distribution  sales efforts and services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on  redeemed  shares and from the Fund  under the  plans.  If either the Class B, Class C or
Class N plan is  terminated  by the  Fund,  the  Board of  Directors  may  allow the Fund to continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
     Distribution Fees Paid to the Distributor for the Year Ended 12/31/03
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:            Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan    $3,150,821    $2,041,1771           $0                 0%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan     $667,029       $90,5132        $1,750,102           2.31%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan     $45,186        $32,9423         $247,685            1.88%
---------------------------------------------------------------------------------
1.    Includes $46,949 paid to an affiliate of the Distributor's parent company.
2.    Includes $23,387 paid to an affiliate of the Distributor's parent company.
3.    Includes $692 paid to an affiliate of the Distributor's parent company.

Performance of the Fund

Explanation of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total  return at net asset value." An  explanation  of how total returns are  calculated is set forth below.  The charts below show the Fund's  performance  as of the Fund's most recent fiscal year end. You can  obtain  current  performance  information  by  calling  the  Fund's  Transfer  Agent at
1.800.225.5677    or   by    visiting    the    OppenheimerFunds    Internet    website   at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in  advertisements  must comply with rules of the SEC. Those rules  describe the types of  performance  data that may be used and how it is to be calculated.  In general,  any  advertisement  by the Fund of its performance data must include the average  annual total  returns for the  advertised  class of shares of the Fund.

      Use of  standardized  performance  calculations  enables an  investor  to compare  the
Fund's  performance  to the  performance  of other funds for the same  periods.  However,  a number of factors should be considered before using the Fund's performance  information as a basis for comparison with other investments:

o     Total  returns  measure the  performance  of a  hypothetical  account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.
         Your  account's  performance  will  vary from the  model  performance  data if your dividends  are received in cash,  or you buy or sell shares  during the period,  or you bought your  shares at a  different  time and price than the shares used in the model.
o     The Fund's  performance  returns do not reflect the effect of taxes on  dividends  and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal  value of the Fund's  shares,  and total returns are not  guaranteed and normally will fluctuate on a daily basis.
o     When an  investor's  shares  are  redeemed,  they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical  performance  information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each class  bears.  The total  returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments,  the maturity of those investments,  the types of investments the Fund holds,  and its operating  expenses that are allocated to the particular class.

      |X|  Total  Return  Information.  There are  different  types of  "total  returns"  to measure  the  Fund's  performance.  Total  return is the  change in value of a  hypothetical investment  in the Fund over a given  period,  assuming that all dividends and capital gains distributions  are  reinvested in additional  shares and that the  investment is redeemed at the end of the period.  Because of  differences  in expenses  for each class of shares,  the total returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period  (for  example,  ten years).  An average  annual total return  shows the average rate of return for each year in a period that would  produce the cumulative  total return over the entire period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below

      In calculating  total returns for Class A shares,  the current maximum sales charge of
5.75% (as a percentage of the offering  price) is deducted from the initial  investment ("P"
in the formula  below)  (unless  the return is shown  without  sales  charge,  as  described below). For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending  on the period for which the  return is shown:  5.0% in the first  year,
4.0% in the second year,  3.0% in the third and fourth years,  2.0% in the fifth year,  1.0%
in the sixth year and none  thereafter.  For Class C shares,  the 1.0%  contingent  deferred sales charge is deducted for returns for the one-year period.  For Class N shares,  the 1.0%
contingent  deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the  inception  date for Class N shares) is based on the Fund's Class A returns,  adjusted to reflect the higher Class N 12b-1 fees.  There is no sales charge on Class Y shares.

o     Average  Annual Total  Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of
$1,000  ("P" in the  formula  below)  held for a number  of years  ("n" in the  formula)  to achieve an Ending  Redeemable Value ("ERV" in the formula) of that investment,  according to the following formula:

ERV   l/n - 1  = Average Annual Total
---
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions).  The "average annual total return (after taxes on  distributions)"  of Class A shares is an average  annual  compounded rate of return for each year in a specified number of years,  adjusted to show the effect of federal taxes (calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the specified period.  It is the rate of return  based on the  change in value of a  hypothetical  initial investment  of $1,000  ("P" in the  formula  below)  held for a number of years  ("n" in the formula)  to achieve an ending  value  ("ATVD" in the  formula)  of that  investment,  after taking into account the effect of taxes on Fund distributions,  but not on the redemption of
Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average  Annual  Total Return  (After Taxes on  Distributions  and  Redemptions).  The
"average  annual total return (after taxes on  distributions  and  redemptions)"  of Class A shares is an average annual  compounded  rate of return for each year in a specified  number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the  highest individual  marginal  federal  income tax rates in effect on any  reinvestment  date) on any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits (each  calculated  using the highest  federal  individual capital gains tax rate in effect on the  redemption  date)  resulting from the redemption of the shares at the end of the period.  It is the rate of return  based on the change in value of a hypothetical  initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the  formula) to achieve an ending  value  ("ATVDR" in the formula) of that investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative  Total  Return.  The  "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual  basis.  Cumulative  total return is  determined  as follows:

ERV - P    = Total Return
-----------
P

o     Total  Returns  at Net  Asset  Value.  From  time to time the  Fund  may also  quote a cumulative or an average annual total return "at net asset value"  (without  deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class
Y shares.  Each is based on the difference in net asset value per share at the beginning and the end of the  period  for a  hypothetical  investment  in that  class of  shares  (without considering  front-end or contingent  deferred sales  charges) and takes into  consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 12/31/03
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of  Cumulative Total             Average Annual Total Returns
             Returns (10
          years or Life of
Shares         Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 1-Year            5-Year          10-Year
                                                    (or              (or
                                               life-of-class)   life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          After    Without  After    Without  After   Without  After    Without
          Sales    Sales    Sales    Sales    Sales   Sales    Sales    Sales
           Charge   Charge   Charge   Charge  Charge   Charge   Charge  Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A1  116.80%  130.04%  19.00%   26.26%   -0.43%  0.75%    8.05%    8.69%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B2  118.95%  118.95%  20.27%   25.27%   -0.42%  -0.07%   8.15%    8.15%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C3  95.12%   95.12%   24.12%   25.12%   -0.09%  -0.09%   8.35%    8.35%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N4  -4.68%   -4.68%   24.94%   25.94%   -1.68%  -1.68%   N/A      N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y5  144.41%  144.41%  26.53%   26.53%   0.88%   0.88%    9.77%    9.77%
--------------------------------------------------------------------------------
1. Inception of Class A:      10/2/47.
2. Inception of Class B:      5/3/93.
3. Inception of Class C:      8/29/95.
4. Inception of Class N:      3/1/01.
5. Inception of Class Y:      6/1/94.

--------------------------------------------------------------------------
  Average Annual Total Returns for Class A Shares (After Sales Charge)
                     For the Periods Ended 12/31/03
--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                 1-Year         5-Year        10-Year
                                                            (or life of
                                                               class)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on Distributions     19.00%         -1.20%         6.17%1
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on                   12.35%         -0.63%         6.03%1
Distributions and
Redemption of Fund Shares
--------------------------------------------------------------------------
   1. Inception date of Class A: 10/2/47.

Other  Performance  Comparisons.  The Fund compares its  performance  annually to that of an appropriate broadly-based market index in its Annual Report to shareholders.  You can obtain that  information  by contacting  the Transfer  Agent at the addresses or telephone  numbers shown on the cover of this  Statement of Additional  Information.  The Fund may also compare its performance to that of other investments,  including other mutual funds, or use rankings
of  its  performance  by  independent  ranking  entities.   Examples  of  these  performance
comparisons are set forth below.

      |X|  Lipper  Rankings.  From  time to time the Fund may  publish  the  ranking  of the
performance   of  its  classes  of  shares  by  Lipper,   Inc.   ("Lipper").   Lipper  is  a
widely-recognized   independent  mutual  fund  monitoring   service.   Lipper  monitors  the
performance  of  regulated  investment  companies,  including  the  Fund,  and  ranks  their performance  for  various  periods in  categories  based on  investment  styles.  The Lipper performance  rankings are based on total  returns that include the  reinvestment  of capital gain  distributions  and  income  dividends  but do not take  sales  charges  or taxes  into consideration.  Lipper also publishes  "peer-group" indices of the performance of all mutual funds in a  category  that it  monitors  and  averages  of the  performance  of the funds in particular categories.

|X|   Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the performance  of its  classes of shares by  Morningstar,  Inc.,  an  independent  mutual fund monitoring  service.  Morningstar rates mutual funds in their specialized market sector. The
Fund is rated among large blend funds.

Morningstar  proprietary  star ratings reflect  historical  risk-adjusted  total  investment return.  For  each  fund  with at  least a  three-year  history,  Morningstar  calculates  a
Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted  Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges,  loads, and redemption fees),  placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category  receive 5 stars, the next 22.5% receive
4 stars,  the next 35% receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10%
receive 1 star.  (Each  share  class is counted as a fraction  of one fund within this scale and rated separately,  which may cause slight  variations in the distribution  percentages.)
The  Overall  Morningstar  Rating  for a fund is  derived  from a  weighted  average  of the
performance   figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

      |X|  Performance  Rankings and  Comparisons by Other Entities and  Publications.  From
time to time the Fund may include in its  advertisements  and sales  literature  performance information  about the Fund cited in newspapers and other  periodicals  such as The New York
Times,  The Wall Street Journal,  Barron's,  or similar  publications.  That information may include  performance  quotations from other sources,  including Lipper and Morningstar.  The performance  of the  Fund's  classes  of  shares  may be  compared  in  publications  to the performance  of various  market  indices or other  investments,  and  averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns on the Fund's  share  classes to the return on  fixed-income  investments  available  from banks and thrift  institutions.  Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts, and other forms of fixed or variable time deposits,  and various other  instruments  such as
Treasury  bills.  However,  the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured by the FDIC and may provide  fixed rates of return.  Repayment  of  principal and payment of interest  on  Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From  time to time,  the Fund may  publish  rankings  or  ratings  of the  Manager  or
Transfer  Agent,  and of the  investor  services  provided  by them to  shareholders  of the
Oppenheimer  funds,  other than performance  rankings of the Oppenheimer  funds  themselves.
Those ratings or rankings of shareholder and investor  services by third parties may include comparisons of their  services to those  provided by other mutual fund families  selected by the  rating or  ranking  services.  They may be based  upon the  opinions  of the  rating or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements and sales literature the total return  performance of a hypothetical  investment  account that includes shares of the
Fund and other Oppenheimer  funds. The combined account may be part of an illustration of an asset allocation model or similar  presentation.  The account  performance may combine total return  performance of the Fund and the total return  performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and sales literature may include, for illustrative or comparative purposes,  statistical data or other  information  about  general or  specific  market and  economic  conditions.  That may include, for example,
o     information  about the  performance of certain  securities or  commodities  markets or segments of those markets,
o     information  about  the  performance  of the  economies  of  particular  countries  or regions,
o     the  earnings of companies  included in segments of  particular  industries,  sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information  relating to the gross  national or gross  domestic  product of the United
         States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance,  risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least
$50 and shareholders must invest at least $500 before an Asset Builder Plan (described
    ---
below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the
Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in
ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
o     Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of
            Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the
Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the
Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class A shares or
Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter. Letters do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the
Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the
Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.
The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer  Agent will not hold shares in escrow for purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter. If the intended  purchase amount under a Letter entered into by an  OppenheimerFunds  prototype
401(k) plan is not purchased by the plan by the end of the Letter  period,  there will be no adjustment of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of
$2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the
13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the
Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the
Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November 1, 2002 and which have previously established Asset
Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The
Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the
Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds)
invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the
Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $250,000 or more for Class
B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class
A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares
72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional
            Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
            Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the
            Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:
         purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
         purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k)
            plan to any IRA invested in the Oppenheimer funds), and
         on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or
            Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are  not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes.
The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.
Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from
         Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities Clearing
         Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September. This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs. To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at
www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
------------------------

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a
U.S. holiday). All references to time in this Statement of Additional Information mean
"Eastern time." The Exchange's most recent annual announcement (which is subject to change)
states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the
Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Directors has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities with readily available market quotes traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not,  at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price on the principal exchange on which it is traded, as reported by such exchange at its trading session ending at or most recently prior to the time fixed for valuation of securities, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based by a portfolio pricing service using a methodology acceptable or reliable to the Fund or obtained by the Manager by averaging the mean between the "bid" and "asked" prices from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the price determined by a pricing service using a methodology acceptable to the Fund:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of
               397 days or less when issued that have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.

      When last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix"
comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are generally used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by averaging the means between "bid" and "asked"
prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal
Funds wire.]

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution
"in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act.
Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of
$250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares"
for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds
Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the
Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The
Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the
Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents in proper form. The signature(s)
of the registered owners on the redemption documents must be guaranteed as described in the
Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at
$5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an
Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges
(see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this Statement of
Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional Information.

      Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as  necessary  to meet withdrawal  payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions  will be redeemed next, followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.
Payments  made  under  these  plans  should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer
Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the
Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the
Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.
The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the Transfer Agent. The
Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the
Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer
Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the
Planholder, his or her executor or guardian, or another authorized person.

      To use Class A shares held under the plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial America Fund, L.P.             Centennial New York Tax Exempt
                                             Trust
   Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for
      Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of
      Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for
      Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of
      Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer
      Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital
      Preservation Fund.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
   o  Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Principal Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide
60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund Municipals
acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class
A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund,
Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and
Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b)
plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the
Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed on the regular business  day  the  Transfer  Agent  receives  an  exchange  request  in  proper  form  (the
"Redemption  Date").  Normally,  shares  of the fund to be  acquired  are  purchased  on the
Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged  by an immediate  transfer of the redemption proceeds.  The Fund reserves the right,  in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple  exchange requests from a dealer might require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic
Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional
Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment
Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the
Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional
Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90%
of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables),
U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by
December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the
Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S.
federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund
(or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number
                                                   -------
or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within
30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of
Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are effectively connected with the
                                                     ---
conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed
Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation)
by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer
Agent in writing and must have an existing account in the fund selected for reinvestment.
Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.
It also handles shareholder servicing and administrative functions. It serves as the
Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the
Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided to the Fund must be pre-approved the
Audit Committee. Non-audit services provided by Deloitte & Touche LLP to the Manager and certain related companies must also be pre-approved by the Audit Committee.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER  EQUITY FUND, INC.: We
have audited the accompanying statement of assets and liabilities of Oppenheimer
Equity Fund, Inc., formerly  Oppenheimer Total Return Fund, Inc.,  including the statement of investments,  as of December 31, 2003, and the related statement of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated.  These financial  statements and financial highlights are the responsibility of the Fund’s  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by  correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing procedures.  An audit also includes assessing the accounting principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above  present  fairly,  in all material  respects,  the  financial  position of
Oppenheimer  Equity  Fund,  Inc. as of  December  31,  2003,  the results of its operations  for the year then  ended,  the changes in its net assets for each of the two years in the period then ended,  and the  financial  highlights  for the periods indicated,  in conformity with accounting  principles generally accepted in the United States of America.

 DELOITTE & TOUCHE LLP

 Denver, Colorado

                                            A-7
                                         Appendix A

                                    RATINGS DEFINITIONS
                                    -------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from
"Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations.
Earnings trends and coverage ratios, while sound, may be more subject to variation.
Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations.
The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill
Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating  assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An  obligation  rated "AA"  differ  from the  highest  rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations in  higher-rated  categories.
However,  the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation  rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic  conditions  or  changing  circumstances  are  more  likely  to lead to a  weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated "BB" are less  vulnerable  to  nonpayment  than other  speculative issues.  However,  they face major ongoing  uncertainties  or exposure to adverse  business, financial,  or economic conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than  obligations  rated "BB", but the  obligor  currently  has  the  capacity  to meet  its  financial  commitment  on the obligation.  Adverse  business,  financial,  or economic  conditions  will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon  favorable  business,  financial,  and economic  conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse  business,  financial,  or economic  conditions,  the obligor is not likely to have the capacity to meet its  financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt  or  preferred  stock  obligations  rated  "C" are  currently  highly vulnerable  to  nonpayment.  The  "C"  rating  may be  used to  cover  a  situation  where a bankruptcy  petition has been filed or similar action taken, but payments on this obligation are being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An  obligation  rated "D" are in payment  default.  The "D" rating  category is used when payments on an obligation are not made on the date due even if the  applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such  grace  period.  The "D"  rating  also  will be used upon the  filing  of a  bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-)
sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that Standard &
Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options;
and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk.
They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk.
They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C"
ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.
Entities rated "DDD" have the highest prospect for resumption of performance or continued
operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated
"D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA"
category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments.
May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.
However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                            B-1
                                         Appendix B

                                  Industry Classifications
                                  ------------------------

Aerospace & Defense                  Household Durables
Air Freight & Couriers               Household Products
Airlines                             Industrial Conglomerates
Auto Components                      Insurance
Automobiles                          Internet & Catalog Retail
Beverages                            Internet Software & Services
Biotechnology                        IT Services
Building Products                    Leisure Equipment & Products
Capital Markets                      Machinery
Chemicals                            Marine
Commercial Banks                     Media
Commercial Services & Supplies       Metals & Mining
Communications Equipment             Multiline Retail
Computers & Peripherals              Multi-Utilities
Construction & Engineering           Office Electronics
Construction Materials               Oil & Gas
Consumer Finance                     Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services

                                            C-13
                                         Appendix C
OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A,
Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

        Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
--------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales
Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the
Oppenheimer funds in the cases listed below. However, these purchases may be subject to the
Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the
beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc.
            ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
            Lynch, the Plan must have $3 million or more of its assets invested in (a)
            mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in
            (a) and (b) are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the
            Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

                   Waivers of Class A Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the
         Distributor) or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the
         Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor
         (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the
         Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans
         (including, for example, plans qualified or created under sections 401(a), 401(k),
         403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose
         Class B or Class C shares of a Former Quest for Value Fund were exchanged for
         Class A shares of that Fund due to the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the
         Distributor.
|_|   Shares purchased with the proceeds of maturing principal units of any Qualified Unit
         Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a
         Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than
         12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue
            Code, or, in the case of an IRA, a divorce or separation agreement described in
            Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal Revenue Code.
         7) To make "substantially equal periodic payments" as described in Section 72(t)
            of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a mutual fund
            (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.        Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and
         Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an
         Oppenheimer fund in amounts of $1,000,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section
            71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal Revenue Code.
         7) To make "substantially equal periodic payments" as described in Section 72(t)
            of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a mutual fund
            (other than a fund managed by the Manager or a subsidiary of the Manager)
            offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or "in-service"
            distributions, if the redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an Automatic
            Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the
         Manager and its affiliates and retirement plans established by them for their employees.
IV.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who
                        Were Shareholders of Former Quest for Value Funds
--------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and
Class C shares described in the Prospectus or Statement of Additional Information of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest International Value Fund,
   Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged
(were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National Tax-Exempt
   Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds
Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's
Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class
A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value
Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and
regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A,
Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either Class B or
            Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to
November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security
            Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who
               Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
-----------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual
Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital Appreciation
   Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996
(the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior
Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other Former
            Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former
            Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a
            13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior
Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of
            Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut
            Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial Services,
            L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the
            Former Connecticut Mutual Funds, provided the institution had an agreement with
            CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the
Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life
Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class
B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal
      Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from
      IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of
      Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance America Funds,
                                               Inc.
--------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust,
Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible
                                         Securities Fund
--------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the
         Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Equity Fund, Inc.

Internet Website:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Directors
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019
1234

PX420.0204rev0205

--------
1 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent
Trustees" in this Statement of Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal
Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans.
The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs,
SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the
Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.